                                                  -----------------------------
                                                           OMB APPROVAL
                                                  -----------------------------
                                                  OMB Number:         3235-0570
                                                  Expires:    November 30, 2005
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                                                  hours per response....... 5.0
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-21276
                                  ---------------------------------------------

                        J.P. Morgan Fleming Series Trust
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

           522 Fifth Avenue, New York,                         NY 10036
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

           BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219
-------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-348-4782
                                                   ----------------------------

Date of fiscal year end:  December 31, 2003
                        --------------------------------------------------------

Date of reporting period: February 28, 2003 Through December 31, 2003
                         -------------------------------------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

     Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

ANNUAL REPORT DECEMBER 31, 2003

JPMORGAN FUNDS

[GRAPHIC]

MULTI-MANAGER FUNDS

MULTI-MANAGER SMALL CAP GROWTH FUND
MULTI-MANAGER SMALL CAP VALUE FUND


[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

CONTENTS

President's Letter                                  1

Fund Information:
   Multi-Manager Small Cap Growth Fund              3

   Multi-Manager Small Cap Value Fund               6

Portfolio of Investments                            9

Financial Statements                               33

Notes to Financial Statements                      36

Financial Highlights                               43

HIGHLIGHTS

-  Military action and revival in corporate profits drive market recovery

-  Economic growth surprisingly strong

-  Technology stocks and small caps outperform

-  Positive backdrop for equities

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund's share price is lower than when you invested.

Past performance is no guarantee for future performance. The general market views expressed in this report are opinions based on current market conditions and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Fund's prospectus for a discussion of the Fund's investment objective, strategies and risks. Call JPMorgan Funds Service Center at (800) 348-4782 for a prospectus containing more complete information about a Fund including management fees and other expenses. Please read it carefully before investing.

JPMORGAN FUNDS ARE DISTRIBUTED BY J.P. MORGAN FUND DISTRIBUTORS, INC.

JPMORGAN MULTI-MANAGER FUNDS

PRESIDENT'S LETTER                                             FEBRUARY 17, 2004

DEAR SHAREHOLDER:

We are pleased to present this annual report for the JPMorgan Multi-Manager Funds. Inside, you'll find information detailing the performance of the Funds for the year ended December 31st, 2003, along with a report from the Portfolio Manager.

PROFIT RISES END THREE-YEAR BEAR MARKET

While the market declined throughout most of the first quarter of 2003 due to geo-political and economic uncertainty, by mid-March it began a rally that would continue until the end of the year. The rally began as coalition forces prepared to take military action in Iraq, and acquired momentum in the following months. Utterances by the U.S. Federal Reserve confirming its determination to avoid deflation and to nurture growth (leading ultimately to a 1/4-point rate cut in late June) fuelled the rally. In addition, Congress approved the Bush administration's $350 billion package of tax cuts in an attempt to boost consumer demand. By the fourth-quarter, there was a clear trend of recovering economic growth, with third-quarter GDP growth reported at a surprisingly buoyant +7.2%. Better-than-expected corporate profits, low interest rates, and positive economic data -- including evidence of manufacturing growth and business spending -- all helped to sustain the rally.

DIVERGENT PERFORMANCES

The market's rise was far from uniform, however. While the broad-based S&P 500 Index rose +28.7% during the year, the greatest gains were among the technology and small cap stocks that surged on a wave of market liquidity. The technology-laden NASDAQ climbed +50.8% and the Russell 2000 Index of small stocks +47.3%. What the indices do not show is that the strongest risers of all were the low quality, non-earning stocks that investors had chosen not to own in the bear market. For fund managers, this was a year when great gains were made for investors, although it could sometimes be difficult to outperform benchmark indices. Fund managers prefer to invest in the higher quality stocks, with sustainable earnings growth, which tend to outperform over time.

OUTLOOK

As we enter 2004, investors who stayed invested through the trough of the bear market have good reason to feel vindicated. The question now is whether equities will continue their upward path. Our view is that they will, although we do not anticipate gains of the same magnitude as 2003. From an economic perspective, there is a hint of a "Goldilocks" economy (not too hot, not too cold, but just right), with a healthy combination of strong earnings growth and low inflation. Furthermore, election years have historically seen substantial rises in equity prices, with small company stocks outperforming. In this case, 2003's enormous fiscal and monetary stimulus has primed the economy.

IMPORTANT MERGER NEWS

As you may know, JPMorgan Chase and Bank One have agreed to combine forces by mid-2004, subject to approval of the Firms' shareholders and certain regulatory agencies. The merger is compelling both strategically and financially. The new JPMorgan Chase will have top-tier positions in both wholesale and retail financial services, an extensive client base and greater scale. And we will have an extraordinarily talented team that shares common values and a strong client orientation. This all adds up to enhanced shareholder value and an even greater ability to compete.

All of us at JPMorgan Fleming Asset Management would like to thank you for your investment. Should you have any questions, please contact the JPMorgan Funds Service Center at 1-800-348-4782.

Sincerely,


/s/ George C.W. Gatch

George C.W. Gatch
President
JPMorgan Funds

JPMORGAN MULTI-MANAGER SMALL CAP GROWTH FUND
As of December 31, 2003

Q. HOW DID THE FUND PERFORM?
A. JPMorgan Multi-Manager Small Cap Growth Fund, which seeks to provide long-term capital growth by investing in equity securities of small capitalization companies, rose 47.8% during the year ended December 31, 2003. This compares with an appreciation of 56.9% for the Russell 2000 Growth Index, the Fund's benchmark.

Q. WHY DID THE FUND PERFORM THIS WAY?
A. The Fund delivered strong absolute performance in 2003, although it trailed the Russell 2000 Growth Index benchmark. This was a year when low quality, non-earning, micro-cap stocks led the market. By contrast, our managers were on balance exposed to the higher quality names that may deliver outperformance over the longer term, but were less favorable in this liquidity-driven rally.

Of the three managers in our Fund, State Street Research & Management delivered the strongest performance. State Street is the most "aggressive" of our managers in so far as it is prepared to buy some of the faster growing companies, which have correspondingly high valuations. Our other two managers -- J&W Seligman and UBS Global Asset Management -- did not perform as well. Most particularly, the liquidity-driven conditions did not suit J&W Seligman's conservative investment style.

In terms of stocks, poor stock selection within the Healthcare and Consumer Discretionary sectors detracted from performance. Within Healthcare, biotechnology company, CV Therapeutics, underperformed following the news that its heart drug, REXNA, had failed to win approval from the Food & Drug Administration (FDA). Fellow biotechnology company, Priority Healthcare, also trailed the sector following the reduction of its earnings estimates in the second quarter due to declining sales. Within Consumer Discretionary, Priceline.com detracted from performance after missing revenue and earnings estimates.

There was, however, strong performance from a number of stocks. In the Financial sector, New York Community Bancorp rose significantly after its merger with Roslyn Savings Bank, which will make it the third largest thrift bank in the United States. In Software & Services, Cognizant Technology appreciated significantly following the outsourcing of information technology services to India, where costs are substantially cheaper than in the United States.

Q. HOW WAS THE FUND MANAGED?
A. During the year, we made no changes to the underlying managers in the Fund, although we did modify the manager allocations. We increased our weighting in State Street Research & Management from approximately 20% to 35% in response to market conditions that favored its more 'aggressive' style of small stock investing. We funded this through reducing our allocation to J&W Seligman, the most conservative manager, which currently manages 30% of the Fund. Our third manager, UBS Global Asset Management, comprises approximately 35% of the Fund.

                                   (UNAUDITED)

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

Technology                         32.6%
Consumer Goods & Services          19.5%
Health Services & Systems          11.3%
Industrial Products & Services      9.2%
Finance & Insurance                 9.0%
Pharmaceuticals                     6.3%
Energy                              4.9%
Short-Term Investments              3.7%
Telecommunications                  2.1%
REITs                               1.4%

TOP TEN EQUITY HOLDING OF THE PORTFOLIO

 1. ALLIANCE GAMING CORP.                 (1.5%)

 2. CAREER EDUCATION CORP.                (1.4%)

 3. UCBH HOLDINGS, INC.                   (1.2%)

 4. RESPIRONICS, INC.                     (1.1%)

 5. AVOCENT CORP.                         (1.1%)

 6. INVESTORS FINANCIAL SERVICES CORP.    (1.1%)

 7. ESCO TECHNOLOGIES, INC.               (1.1%)

 8. CHICO'S FAS, INC.                     (1.1%)

 9. PEDIATRIX MEDICAL GROUP, INC.         (1.1%)

10. CYPRESS SEMICONDUCTOR CORP.           (0.9%)

TOP 10 EQUITY HOLDINGS COMPRISED 11.6% OF THE PORTFOLIO'S MARKET VALUE OF INVESTMENTS ($23,590 IN THOUSANDS). AS OF DECEMBER 31, 2003, THE FUND HELD 240 EQUITY HOLDINGS. PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE AT ANY TIME.

AVERAGE ANNUAL TOTAL RETURNS

                                               SINCE INCEPTION
                                                  (2/28/03)
--------------------------------------------------------------
Multi-Manager Small Cap Growth Fund                 47.78%

                                   (UNAUDITED)

[CHART]

                    JPMORGAN MULTI-MANAGER
             SMALL CAP GROWTH FUND (SELECT SHARES)   RUSSELL 2000 GROWTH INDEX   LIPPER SMALL-CAP GROWTH FUNDS INDEX
 2/28/2003                $ 1,000,000                       $ 1,000,000                      $ 1,000,000
 3/31/2003                $ 1,015,000                       $ 1,015,100                      $ 1,020,600
 4/30/2003                $ 1,104,016                       $ 1,111,128                      $ 1,104,902
 5/31/2003                $ 1,194,986                       $ 1,236,353                      $ 1,217,602
 6/30/2003                $ 1,224,981                       $ 1,260,214                      $ 1,258,878
 7/31/2003                $ 1,282,922                       $ 1,355,486                      $ 1,332,523
 8/31/2003                $ 1,354,894                       $ 1,428,276                      $ 1,403,146
 9/30/2003                $ 1,309,912                       $ 1,392,141                      $ 1,368,629
10/31/2003                $ 1,436,842                       $ 1,512,422                      $ 1,492,764
11/30/2003                $ 1,495,896                       $ 1,561,727                      $ 1,532,471
12/31/2003                $ 1,477,846                       $ 1,568,754                      $ 1,534,616

Source: Lipper Analytical Services, Inc. Past performance is no guarantee of future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

The Fund commenced operations on 2/28/03.

The graph illustrates comparative performance for $1,000,000 invested in Shares of the JPMorgan Multi-Manager Small Cap Growth Fund, Russell 2000 Growth Index, and Lipper Small-Cap Growth Funds Index from February 28, 2003 to December 31, 2003. The performance of the Fund assumes reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark.

The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth rates. The Lipper Small-Cap Growth Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Shares have a $1,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also, all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

                                   (UNAUDITED)

JPMORGAN MULTI-MANAGER SMALL CAP VALUE FUND
As of December 31, 2003

Q. HOW DID THE FUND PERFORM?
A. JPMorgan Multi-Manager Small Cap Value Fund, which seeks to provide long-term capital appreciation by investing in equity securities of small capitalization companies, returned 58.0% during the year ended December 31, 2003. This compares with an appreciation of 55.5% for the Russell 2000 Value Index, the Fund's benchmark.

Q. HOW DID THE FUND OUTPERFORM ITS BENCHMARK?
A. The Fund delivered an exceptionally strong absolute performance in 2003, and outperformed its Russell 2000 Value Index benchmark. It outperformed in all but one of the 10 months since its inception in March 2003. For the most part, the Fund outpaced the index in rising markets, but it also depreciated by less in September, the one month when the index fell.

Not only did the Fund outperform on an aggregate basis, but all three of the underlying managers outperformed individually. ICM Asset Management achieved the largest gain, as it typically buys the "deep value" stocks that swiftly recovered from extremely low valuations during the year. Earnest Partners also did well, but its risk controls -- which have served it well in falling markets -- limited outperformance of the benchmark. Finally, JPMorgan Investment Management's enhanced index style outperformed due to its exposure to micro cap stocks. JPMorgan Investment Management's portfolio holds 550 securities, which means it held a number of micro cap stocks that appreciated substantially during the 12 months.

On aggregate, stock selection was strong across the Consumer Discretionary, Financial Services and Producer Durables sectors. Stocks in these sectors that benefited from robust consumer spending included: homebuilder Hovnanian Enterprises, upmarket stereo manufacturer Harman International, and car finance company Americredit Corp.

The greatest detractors from performance were in the Healthcare sector. Cerner Corp's stock price fell after a reduction in third quarter profits, and following the announcement that it had failed to win a large contract to supply information technology systems to the UK's National Health Service. Pharmaceutical Products fell on news that earnings would not meet analysts' estimates.

Q. HOW WAS THE FUND MANAGED?
A. There were no changes to our manager weightings during the year. We maintained an equal weighting between the three managers -- Earnest Partners, ICM Asset Management and JPMorgan Investment Management -- with each managing approximately 33% of the Fund. Prior to the Fund's inception, we selected these three managers both for their suitability for the market conditions we anticipated would be prevalent during the year, and for their complementary investment styles. However, we monitor market conditions continually, and will make changes if necessary.

                                   (UNAUDITED)

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

Consumer Goods & Services          19.9%
Industrial Products & Services     18.5%
Finance & Insurance                17.1%
Technology                         12.5%
Health Services & Systems           7.5%
Energy                              5.0%
Short-Term Investments              4.9%
REITs                               4.4%
Utilities                           4.4%
Pharmaceuticals                     4.4%
Telecommunications                  1.4%

TOP TEN EQUITY HOLDING OF THE PORTFOLIO

 1. HOVNANIAN ENTERPRISES, INC., CLASS A     (1.2%)

 2. iSARES RUSSELL 2000 VALUE INDEX FUND     (1.2%)

 3. FRED'S, INC.                             (1.2%)

 4. PEDIATRIX MEDICAL GROUP, INC.            (1.2%)

 5. THE COLONIAL BANCGROUP, INC.             (1.1%)

 6. HARMAN INTERNATIONAL INDUSTRIES, INC.    (1.1%)

 7. PAXAR CORP.                              (1.0%)

 8. RPM INTERNATIONAL, INC.                  (1.0%)

 9. OFFICE DEPOT, INC.                       (1.0%)

10. COOPER COMPANIES, INC.                   (1.0%)

TOP 10 EQUITY HOLDINGS COMPRISED 11.0% OF THE PORTFOLIO'S MARKET VALUE OF INVESTMENTS ($23,887 IN THOUSANDS). AS OF DECEMBER 31, 2003, THE FUND HELD 657 EQUITY HOLDINGS. PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE AT ANY TIME.

AVERAGE ANNUAL TOTAL RETURNS

                                       SINCE INCEPTION
                                          (2/28/03)
------------------------------------------------------
Multi-Manager Small Cap Value Fund          58.01%

                                   (UNAUDITED)

[CHART]

                    JPMORGAN MULTI-MANAGER
             SMALL CAP VALUE FUND (SELECT SHARES)   RUSSELL 2000 VALUE INDEX   LIPPER SMALL-CAP VALUE FUNDS INDEX
 2/28/2003                $ 1,000,000                      $ 1,000,000                     $ 1,000,000
 3/31/2003                $ 1,005,000                      $ 1,010,700                     $ 1,002,600
 4/30/2003                $ 1,084,998                      $ 1,106,717                     $ 1,092,433
 5/31/2003                $ 1,199,031                      $ 1,219,712                     $ 1,197,743
 6/30/2003                $ 1,220,974                      $ 1,240,325                     $ 1,231,400
 7/31/2003                $ 1,278,970                      $ 1,302,218                     $ 1,294,448
 8/31/2003                $ 1,347,011                      $ 1,351,702                     $ 1,358,135
 9/30/2003                $ 1,332,059                      $ 1,336,157                     $ 1,347,813
10/31/2003                $ 1,459,004                      $ 1,445,054                     $ 1,450,920
11/30/2003                $ 1,519,991                      $ 1,500,544                     $ 1,505,040
12/31/2003                $ 1,580,149                      $ 1,554,864                     $ 1,569,757

Source: Lipper Analytical Services, Inc. Past performance is no guarantee of future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

The Fund commenced operations on 2/28/03.

The graph illustrates comparative performance for $1,000,000 invested in Shares of the JPMorgan Multi-Manager Small Cap Value Fund, Russell 2000 Value Index, and Lipper Small-Cap Value Funds Index from February 28, 2003 to December 31, 2003. The performance of the Fund assumes reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark.

The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Lipper Small-Cap Value Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Shares have a $1,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also, all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

                                   (UNAUDITED)

JPMORGAN MULTI-MANAGER SMALL CAP GROWTH FUND
Portfolio of Investments
As of December 31, 2003
(Amounts in thousands)

      SHARES   ISSUER                                                                                      VALUE
----------------------------------------------------------------------------------------------------------------
     Long-Term Investments -- 96.3%

                COMMON STOCKS -- 96.3%

                Advertising -- 0.2%
          10    Lamar Advertising Co. *                                                            $          391

                Aerospace -- 0.6%
          21    Engineered Support Systems, Inc.                                                            1,178

                Airlines -- 0.2%
          34    Pinnacle Airlines Corp. *                                                                     468

                Apparel -- 0.7%
          15    Coach, Inc. *                                                                                 549
          12    Polo Ralph Lauren Corp.                                                                       334
          35    The Warnaco Group, Inc. *                                                                     553
                                                                                                   --------------
                                                                                                            1,436

                Automotive -- 0.5%
          27    American Axle & Manufacturing Holdings, Inc. *                                              1,071

                Banking -- 5.1%
           8    Doral Financial Corp. (Puerto Rico)                                                           264
          29    East-West Bancorp, Inc.                                                                     1,557
          16    First Niagara Financial Group, Inc.                                                           236
           2    Franklin Bank Corp. *                                                                          46
          15    Harbor Florida Bancshares, Inc.                                                               446
          57    Investors Financial Services Corp.                                                          2,206
          29    New York Community Bancorp, Inc.                                                            1,113
           9    Southwest Bancorp of Texas, Inc.                                                              338
          93    Texas Capital Bancshares, Inc. *                                                            1,348
          64    UCBH Holdings, Inc.                                                                         2,489
          10    Wintrust Financial Corp.                                                                      435
                                                                                                   --------------
                                                                                                           10,478

                Biotechnology -- 1.1%
          11    Affymetrix, Inc. *                                                                            261
          28    Maxygen, Inc. *                                                                               293
          61    Telik, Inc. *                                                                               1,404
          43    Xoma LTD *                                                                                    284
                                                                                                   --------------
                                                                                                            2,242

                Broadcasting/Cable -- 0.6%
          76    Entravision Communications Corp., Class A *                                                   849
          11    Salem Communications Corp., Class A *                                                         285
                                                                                                   --------------
                                                                                                            1,134

                Business Services -- 4.9%
          11    ChoicePoint, Inc. *                                                                           402
          40    Cognizant Technology Solutions Corp. *                                                      1,802
          67    Digital River, Inc. *                                                                       1,474
          24    Fair Isaac Corp.                                                                            1,200
          19    Hewitt Associates, Inc., Class A *                                                            579
          40    Kroll, Inc. *                                                                               1,027
          32    Resources Connection, Inc. *                                                                  882
          21    Robert Half International, Inc. *                                                             494
          59    Sylvan Learning Systems, Inc. *                                                             1,710
          10    The Corporate Executive Board Co. *                                                           462
                                                                                                   --------------
                                                                                                           10,032

                       See notes to financial statements.

      SHARES    ISSUER                                                                                      VALUE
-----------------------------------------------------------------------------------------------------------------
     Long-Term Investments -- Continued

                Chemicals -- 0.6%
          22    Airgas, Inc.                                                                       $          471
          22    Albemarle Corp.                                                                               656
                                                                                                   --------------
                                                                                                            1,127
                Computer Networks -- 2.2%
          61    Avocent Corp. *                                                                             2,235
         171    Enterasys Networks, Inc. *                                                                    640
          13    Factset Research Systems, Inc.                                                                485
          42    Foundry Networks, Inc. *                                                                    1,138
                                                                                                   --------------
                                                                                                            4,498
                Computer Software -- 6.3%
          47    Borland Software Corp. *                                                                      457
          37    CACI International, Inc., Class A *                                                         1,820
           2    Callidus Software, Inc. *                                                                      27
          38    Cerner Corp. *                                                                              1,422
          14    Cognos, Inc. (Canada) *                                                                       428
          29    FileNET Corp. *                                                                               780
          20    Hyperion Solutions Corp. *                                                                    597
          16    IDX Systems Corp. *                                                                           416
          47    Informatica Corp. *                                                                           488
          18    Jack Henry & Associates, Inc.                                                                 366
          41    Magma Design Automation, Inc. *                                                               962
          17    Manhattan Associates, Inc. *                                                                  479
           1    Open Solutions, Inc. *                                                                         23
          40    Packeteer, Inc. *                                                                             673
          78    Quest Software, Inc. *                                                                      1,104
          66    Retek, Inc. *                                                                                 610
          42    RSA Security, Inc., *                                                                         592
          42    Secure Computing Corp. *                                                                      749
          24    THQ, Inc. *                                                                                   411
          40    Verisity LTD *                                                                                515
                                                                                                   --------------
                                                                                                           12,919
                Computers/Computer Hardware -- 1.7%
          75    Advanced Digital Information Corp. *                                                        1,048
          52    Dot Hill Systems Corp. *                                                                      794
          76    Mobility Electronics, Inc. *                                                                  683
          30    RadiSys Corp. *                                                                               504
           7    Zebra Technologies Corp., Class A *                                                           489
                                                                                                   --------------
                                                                                                            3,518
                Construction -- 1.5%
          40    Dycom Industries, Inc. *                                                                    1,070
          14    EMCOR Group, Inc. *                                                                           628
           9    Hovnanian Enterprises, Inc., Class A *                                                        818
           1    NVR, Inc. *                                                                                   606
                                                                                                   --------------
                                                                                                            3,122
                Consumer Products -- 1.9%
          24    Harman International Industries, Inc.                                                       1,806
          60    Moore Wallace, Inc. (Canada) *                                                              1,131
          12    Tempur-Pedic International, Inc. *                                                            184
          36    Wolverine World Wide, Inc.                                                                    734
                                                                                                   --------------
                                                                                                            3,855

                       See notes to financial statements.

      SHARES    ISSUER                                                                                      VALUE
-----------------------------------------------------------------------------------------------------------------
     Long-Term Investments -- Continued

                Consumer Services -- 2.8%
          72    Career Education Corp. *                                                           $        2,901
          29    Corinthian Colleges, Inc. *                                                                 1,609
          11    Corrections Corp of America *                                                                 316
          22    The Advisory Board Co. *                                                                      775
           5    Universal Technical Institute, Inc. *                                                         153
                                                                                                   --------------
                                                                                                            5,754
                Electronics/Electrical Equipment -- 3.4%
          14    Ametek, Inc.                                                                                  688
          41    Benchmark Electronics, Inc. *                                                               1,431
          24    DSP Group, Inc. *                                                                             596
          13    Electro Scientific Industries, Inc. *                                                         306
          35    Fisher Scientific International *                                                           1,436
          69    GrafTech International LTD *                                                                  928
          37    Symbol Technologies, Inc.                                                                     628
          58    TTM Technologies, Inc. *                                                                      974
                                                                                                   --------------
                                                                                                            6,987
                Engineering Services -- 0.5%
          18    Chicago Bridge & Iron Co., N.Y. Registered Shares
                (The Netherlands)                                                                             533
          10    Jacobs Engineering Group, Inc. *                                                              466
                                                                                                   --------------
                                                                                                              999
                Entertainment/Leisure -- 2.9%
         124    Alliance Gaming Corp. *                                                                     3,056
          86    Boyd Gaming Corp.                                                                           1,381
          19    Macrovision Corp. *                                                                           428
          36    Station Casinos, Inc.                                                                       1,102
                                                                                                   --------------
                                                                                                            5,967
                Environmental Services -- 0.4%
          32    Tetra Tech, Inc. *                                                                            803

                Financial Services -- 3.2%
          18    Affiliated Managers Group, Inc. *                                                           1,256
          28    BankUnited Financial Corp., Class A *                                                         717
          67    CapitalSource, Inc. *                                                                       1,460
           8    Eaton Vance Corp.                                                                             301
          13    Jefferies Group, Inc.                                                                         439
          61    Knight Trading Group, Inc. *                                                                  893
          44    Nelnet, Inc., Class A *                                                                       974
          19    The First Marblehead Corp. *                                                                  409
                                                                                                   --------------
                                                                                                            6,449
                Food/Beverage Products -- 1.8%
          23    Constellation Brands, Inc., Class A *                                                         748
          31    Cott Corp. (Canada) *                                                                         863
          18    Hain Celestial Group, Inc. *                                                                  425
          25    Krispy Kreme Doughnuts, Inc. *                                                                908
          20    Performance Food Group Co. *                                                                  720
                                                                                                   --------------
                                                                                                            3,664
                Health Care/Health Care Services -- 11.3%
          21    Accredo Health, Inc. *                                                                        662
          28    Advanced Neuromodulation Systems, Inc. *                                                    1,301
          24    Amedisys, Inc. *                                                                              363

                       See notes to financial statements.

      SHARES    ISSUER                                                                                      VALUE
-----------------------------------------------------------------------------------------------------------------
     Long-Term Investments -- Continued

                Health Care/Health Care Services -- Continued
          37    Amedisys, Inc., # *                                                                $          488
          20    AMERIGROUP Corp. *                                                                            836
          50    Caremark Rx, Inc. *                                                                         1,276
          37    Community Health Systems, Inc. *                                                              978
          14    Cooper Companies, Inc.                                                                        662
          21    Coventry Health Care, Inc. *                                                                1,347
          16    Dade Behring Holdings, Inc. *                                                                 561
          12    Edwards Lifesciences Corp. *                                                                  368
          12    Henry Schein, Inc. *                                                                          839
          24    Inamed Corp. *                                                                              1,163
          25    Merit Medical Systems, Inc. *                                                                 563
          44    Odyssey Healthcare, Inc. *                                                                  1,285
          17    Patterson Dental Co. *                                                                      1,110
          39    Pediatrix Medical Group, Inc. *                                                             2,145
           7    ResMed, Inc. *                                                                                287
          51    Respironics, Inc. *                                                                         2,280
         103    Select Medical Corp.                                                                        1,682
          32    United Surgical Partners International, Inc. *                                              1,081
          40    VCA Antech, Inc. *                                                                          1,227
          22    ZOLL Medical Corp. *                                                                          793
                                                                                                   --------------
                                                                                                           23,297
                Insurance -- 0.7%
          12    Axis Capital Holdings LTD (Bermuda)                                                           340
          10    Hilb, Rogal & Hamilton Co.                                                                    327
          14    Hub International LTD (Canada)                                                                231
          12    RLI Corp.                                                                                     450
                                                                                                   --------------
                                                                                                            1,348
                Internet Services/Software -- 1.9%
          79    Agile Software Corp. *                                                                        782
          42    Ask Jeeves, Inc. *                                                                            766
         109    Autobytel, Inc. *                                                                             988
          35    DoubleClick, Inc. *                                                                           355
          41    ECOLLEGE.COM                                                                                  764
          12    Monster Worldwide, Inc. *                                                                     260
                                                                                                   --------------
                                                                                                            3,915
                Machinery & Engineering Equipment -- 1.1%
          35    Cognex Corp.                                                                                1,000
          20    Graco, Inc.                                                                                   809
          20    UNOVA, Inc. *                                                                                 468
                                                                                                   --------------
                                                                                                            2,277
                Manufacturing -- 2.0%
          25    AO Smith Corp.                                                                                876
          11    Clarcor, Inc.                                                                                 485
          50    Esco Technologies, Inc. *                                                                   2,198
          34    JLG Industries, Inc.                                                                          516
                                                                                                   --------------
                                                                                                            4,075
                Metals/Mining -- 0.2%
          29    Allegheny Technologies, Inc.                                                                  383

                Multi-Media -- 1.6%
          29    Cox Radio, Inc., Class A *                                                                    734
          81    Cumulus Media, Inc., Class A *                                                              1,779
          13    Entercom Communications Corp. *                                                               714
                                                                                                   --------------
                                                                                                            3,227

                       See notes to financial statements.

      SHARES    ISSUER                                                                                      VALUE
-----------------------------------------------------------------------------------------------------------------
     Long-Term Investments -- Continued

                Oil & Gas -- 4.9%
          11    Evergreen Resources, Inc. *                                                        $          345
          97    Grant Prideco, Inc. *                                                                       1,266
          33    Key Energy Services, Inc. *                                                                   340
          49    Maverick Tube Corp. *                                                                         937
          10    Newfield Exploration Co. *                                                                    446
          23    Patina Oil & Gas Corp.                                                                      1,112
          47    Patterson-UTI Energy, Inc. *                                                                1,554
          26    Quicksilver Resources, Inc. *                                                                 833
          44    Tetra Technologies, Inc. *                                                                  1,069
          78    W-H Energy Services, Inc. *                                                                 1,259
          28    XTO Energy, Inc.                                                                              783
                                                                                                   --------------
                                                                                                            9,944
                Pharmaceuticals -- 5.2%
          68    Alkermes, Inc. *                                                                              913
          14    Amylin Pharmaceuticals, Inc. *                                                                318
          13    CV Therapeutics, Inc. *                                                                       188
          11    Gen-Probe, Inc. *                                                                             397
          39    Isis Pharmaceuticals, Inc. *                                                                  255
          36    Ligand Pharmaceuticals, Inc., Class B *                                                       533
          64    Medicines Co. *                                                                             1,887
          10    Medicis Pharmaceutical Corp., Class A                                                         704
          15    Neurocrine Biosciences, Inc. *                                                                802
          20    NPS Pharmaceuticals, Inc. *                                                                   609
          31    Penwest Pharmaceuticals Co. *                                                                 529
          44    Pharmion Corp. *                                                                              668
          14    POZEN, Inc. *                                                                                 145
          12    SICOR, Inc. *                                                                                 337
          14    Taro Pharmaceutical Industries LTD (Israel) *                                                 922
          13    United Therapeutics Corp. *                                                                   305
          40    Vicuron Pharmaceuticals, Inc. *                                                               741
          23    Zymogenetics, Inc. *                                                                          356
                                                                                                   --------------
                                                                                                           10,609
                Real Estate -- 0.1%
          11    Jones Lang LaSalle, Inc. *                                                                    224

                Real Estate Investment Trust -- 1.3%
          32    American Financial Realty Trust                                                               537
          30    Highland Hospitality Corp. *                                                                  327
          19    The Mills Corp.                                                                               814
          42    Ventas, Inc.                                                                                  920
                                                                                                   --------------
                                                                                                            2,598
                Restaurants/Food Services -- 1.2%
          12    P.F. Chang's China Bistro, Inc. *                                                             611
          19    Panera Bread Co., Class A *                                                                   743
           2    Rare Hospitality International, Inc. *                                                         39
          37    Ruby Tuesday, Inc.                                                                          1,054
                                                                                                   --------------
                                                                                                            2,447
                Retailing -- 4.9%
          48    99 Cents Only Stores *                                                                      1,294
          13    Advanced Auto Parts, Inc. *                                                                 1,087

                       See notes to financial statements.

      SHARES    ISSUER                                                                                      VALUE
-----------------------------------------------------------------------------------------------------------------
     Long-Term Investments -- Continued

                Retailing -- Continued
          20    AnnTaylor Stores Corp. *                                                           $          769
          59    Chico's FAS, Inc. *                                                                         2,193
          24    Electronics Boutique Holdings Corp. *                                                         552
          16    Hot Topic, Inc. *                                                                             486
          11    Michaels Stores, Inc.                                                                         496
          50    Pep Boys-Manny, Moe & Jack                                                                  1,139
          34    PETCO Animal Supplies, Inc. *                                                               1,020
           4    Whole Foods Market, Inc. *                                                                    302
          21    Williams-Sonoma, Inc. *                                                                       721
                                                                                                   --------------
                                                                                                           10,059

                Semi-Conductors -- 11.4%
          29    Actel Corp. *                                                                                 690
          21    Artisan Components, Inc. *                                                                    439
          79    Asyst Technologies, Inc. *                                                                  1,362
          87    August Technology Corp. *                                                                   1,612
         156    Axcelis Technologies, Inc. *                                                                1,599
          51    Brooks Automation, Inc. *                                                                   1,240
          16    Cree, Inc. *                                                                                  285
           6    Cymer, Inc. *                                                                                 278
          88    Cypress Semiconductor Corp. *                                                               1,887
          24    Entegris, Inc. *                                                                              308
          36    Exar Corp. *                                                                                  617
          75    Helix Technology Corp.                                                                      1,541
          70    Integrated Silicon Solutions, Inc. *                                                        1,094
         103    KEMET Corp. *                                                                               1,416
         104    Kulicke & Soffa Industries, Inc. *                                                          1,497
          56    Lam Research Corp. *                                                                        1,795
          45    Micrel, Inc. *                                                                                708
          56    O2Micro International LTD (Cayman Islands) *                                                1,246
          25    Pericom Semiconductor Corp. *                                                                 267
          28    Power Integrations, Inc. *                                                                    940
          22    Rudolph Technologies, Inc. *                                                                  542
          91    Silicon Storage Technology, Inc. *                                                            998
          14    Standard Microsystems Corp. *                                                                 362
          23    Ultratech, Inc. *                                                                             673
                                                                                                   --------------
                                                                                                           23,396

                Shipping/Transportation -- 0.6%
          33    UTI Worldwide, Inc. (Virgin Islands)                                                        1,260

                Steel -- 0.2%
          10    International Steel Group, Inc. *                                                             397

                Telecommunications -- 2.1%
         101    Aeroflex, Inc. *                                                                            1,176
          85    Arris Group, Inc. *                                                                           617
          40    Ixia *                                                                                        462
          59    SpectraLink Corp.                                                                           1,129
          50    Tekelec *                                                                                     781
           2    Western Wireless Corp., Class A *                                                              29
                                                                                                   --------------
                                                                                                            4,194

                       See notes to financial statements.

      SHARES    ISSUER                                                                                      VALUE
-----------------------------------------------------------------------------------------------------------------
     Long-Term Investments -- Continued

                Telecommunications Equipment -- 0.8%
          75    Andrew Corp. *                                                                     $          865
          40    Comverse Technology, Inc. *                                                                   703
                                                                                                   --------------
                                                                                                            1,568
                Toys & Games -- 0.2%
          18    Leapfrog Enterprises, Inc. *                                                                  472

                Transportation -- 1.5%
          16    JB Hunt Transport Services, Inc. *                                                            442
          15    Old Dominion Freight Line *                                                                   519
           9    Overnite Corp. *                                                                              193
          20    Pacer International, Inc. *                                                                   405
          32    Quality Distribution, Inc. *                                                                  620
          41    Sirva, Inc. *                                                                                 795
                                                                                                   --------------
                                                                                                            2,974
-----------------------------------------------------------------------------------------------------------------
                Total Common Stocks                                                                       196,756
                (Cost $162,137)
-----------------------------------------------------------------------------------------------------------------

     Short-Term Investment -- 3.7%

                MONEY MARKET FUND -- 3.7%

       7,482    JPMorgan Prime Money Market Fund (a)                                                        7,482
                (Cost $7,482)
-----------------------------------------------------------------------------------------------------------------
                Total Investments -- 100.0%                                                        $      204,238
                (Cost $169,619)
-----------------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

JPMORGAN MULTI-MANAGER SMALL CAP VALUE FUND
Portfolio of Investments
As of December 31, 2003
(Amounts in thousands)

      SHARES   ISSUER                                                                                      VALUE
----------------------------------------------------------------------------------------------------------------
     Long-Term Investments -- 95.1%

                COMMON STOCKS -- 93.8%

                Advertising -- 0.1%
           8    Aquantive, Inc. *                                                                  $           79
           3    R.H. Donnelley Corp. *                                                                        104
                                                                                                   --------------
                                                                                                              183
                Aerospace -- 2.1%
           5    AAR Corp. *                                                                                    67
          11    Aviall, Inc. *                                                                                174
           5    Curtiss-Wright Corp.                                                                          221
           0^^  Ducommun, Inc. *                                                                                7
           7    Esterline Technologies Corp. *                                                                181
           5    GenCorp., Inc.                                                                                 52
          36    Goodrich Corp.                                                                              1,056
           4    HEICO Corp.                                                                                    66
           8    Kaman Corp., Class A                                                                          107
          17    Moog, Inc., Class A *                                                                         850
          75    Titan Corp. *                                                                               1,640
           3    Triumph Group, Inc. *                                                                          95
                                                                                                   --------------
                                                                                                            4,516
                Agricultural Production/Services -- 0.1%
          14    DIMON, Inc.                                                                                    97
           6    Standard Commercial Corp.                                                                     114
                                                                                                   --------------
                                                                                                              211
                Airlines -- 0.4%
           3    Alaska Air Group, Inc. *                                                                       71
          18    AMR Corp. *                                                                                   237
          14    Continental Airlines, Inc., Class B *                                                         234
           5    ExpressJet Holdings, Inc. *                                                                    72
          24    Northwest Airlines Corp. *                                                                    297
                                                                                                   --------------
                                                                                                              911
                Apparel -- 1.4%
           7    Kellwood Co.                                                                                  271
           0^^  Kenneth Cole Productions, Inc., Class A                                                         9
          71    Phillips-Van Heusen                                                                         1,255
           5    Quiksilver, Inc. *                                                                             82
          56    Russell Corp.                                                                                 987
           3    Steven Madden LTD *                                                                            51
          18    Tommy Hilfiger Corp. (Hong Kong) *                                                            262
          12    Vans, Inc. *                                                                                  139
                                                                                                   --------------
                                                                                                            3,056
                Appliances & Household Durables -- 0.1%
           4    Applica, Inc.                                                                                  32
           0^^  Furniture Brands International, Inc.                                                           12
          12    Jacuzzi Brands, Inc. *                                                                         85
                                                                                                   --------------
                                                                                                              129
                Automotive -- 1.2%
           3    American Axle & Manufacturing Holdings, Inc. *                                                105
           3    BorgWarner, Inc.                                                                              221
           7    Dura Automotive Systems, Inc., Class A *                                                       93
           6    Keystone Automotive Industries, Inc. *                                                        139

                       See notes to financial statements.

      SHARES    ISSUER                                                                                      VALUE
-----------------------------------------------------------------------------------------------------------------
     Long-Term Investments -- Continued

                Automotive -- Continued
           5    Lithia Motors, Inc., Class A                                                       $          131
           8    Oshkosh Truck Corp.                                                                           398
           2    Sonic Automotive, Inc.                                                                         37
           3    Superior Industries International, Inc.                                                       113
          10    Tenneco Automotive, Inc. *                                                                     68
          15    Tower Automotive, Inc. *                                                                      101
          17    Visteon Corp.                                                                                 174
          14    Winnebago Industries, Inc.                                                                    957
                                                                                                   --------------
                                                                                                            2,537
                Banking -- 7.1%
           3    Amcore Financial, Inc.                                                                         84
           3    Anchor Bancorp Wisconsin, Inc.                                                                 70
          24    Astoria Financial Corp.                                                                       900
           1    Bancfirst Corp.                                                                                29
           1    Bank of the Ozarks, Inc.                                                                       14
          17    BankAtlantic Bancorp, Inc., Class A                                                           325
           1    Banner Corp.                                                                                   20
           1    Capital Corp of the West *                                                                     32
           3    Capitol Bancorp LTD                                                                            74
           0^^  Century Bancorp, Inc., Class A                                                                  4
           4    Chemical Financial Corp.                                                                      142
           1    City Holding Co.                                                                               46
           3    Columbia Banking Systems, Inc.                                                                 56
           9    Commerce Bancorp, Inc.                                                                        458
          53    Commercial Federal Corp.                                                                    1,425
           8    Community Bank System, Inc.                                                                   407
           2    Community Trust BanCorp, Inc.                                                                  69
           8    Corus Bankshares, Inc.                                                                        259
           7    Cullen/Frost Bankers, Inc.                                                                    280
           4    Dime Community Bancshares                                                                     120
           0^^  Financial Institutions, Inc.                                                                    3
           0^^  First Citizens Banc Corp.                                                                       3
           0^^  First Citizens BancShares, Inc., Class A                                                       12
           1    First Defiance Financial Corp.                                                                 24
           0^^  First National Corp.                                                                           12
           4    First Niagara Financial Group, Inc.                                                            61
           1    First Oak Brook Bancshares, Inc.                                                               27
           5    First Republic Bank                                                                           161
           1    First United Corp.                                                                             19
           1    Firstfed America Bancorp                                                                       31
           3    FirstFed Financial Corp. *                                                                    144
           7    Flagstar BanCorp, Inc.                                                                        139
          18    Fremont General Corp.                                                                         303
          24    Gold Banc Corp., Inc.                                                                         330
           0^^  Great Southern Bancorp, Inc.                                                                   14
           8    Greater Bay Bancorp                                                                           239
           1    Hanmi Financial Corp.                                                                          20
           0^^  Hawthorne Financial Corp. *                                                                    13
           1    Heritage Commerce Corp. *                                                                      16
           5    Hibernia Corp., Class A                                                                       118
           7    Hudson River Bancorp                                                                          265
           8    Iberiabank Corp.                                                                              454

                       See notes to financial statements.

      SHARES    ISSUER                                                                                      VALUE
-----------------------------------------------------------------------------------------------------------------
     Long-Term Investments -- Continued
                Banking -- Continued
           3    Independent Bank Corp. -- Massachusetts                                            $           95
           8    Independent Bank Corp. -- Michigan                                                            241
          11    IndyMac Bancorp, Inc.                                                                         328
          10    Irwin Financial Corp.                                                                         301
           0^^  Lakeland Financial Corp.                                                                        4
           9    Local Financial Corp. *                                                                       185
           3    MAF Bancorp, Inc.                                                                             130
           0^^  MainSource Financial Group, Inc. @                                                             10
           1    MB Financial, Inc.                                                                             22
           3    Mercantile Bank Corp.                                                                         113
           7    Mid-State Bancshares                                                                          168
           0^^  Nara Bancorp, Inc.                                                                              5
           9    NetBank, Inc.                                                                                 119
           1    Oak Hill Financial, Inc.                                                                       22
           0^^  Old Second Bancorp, Inc.                                                                        5
           0^^  Peoples Bancorp, Inc.                                                                          12
           5    Provident Bankshares Corp.                                                                    150
           8    R & G Financial Corp. (Puerto Rico), Class B                                                  299
          14    Republic Bancorp, Inc.                                                                        188
           1    Republic Bancorp, Inc., Class A                                                                20
           0^^  Royal Bancshares of Pennsylvania, Class A                                                       8
           3    Second Bancorp, Inc.                                                                           90
           3    Silicon Valley Bancshares *                                                                    94
           3    Simmons First National Corp., Class A                                                          75
           1    Southside Bancshares, Inc.                                                                     23
           0^^  Southwest Bancorp, Inc.                                                                         4
          72    Sovereign Bancorp, Inc.                                                                     1,698
           3    State Financial Services Corp., Class A                                                        88
          11    Sterling Financial Corp.                                                                      383
           3    Summit Bancshares, Inc.                                                                        75
           1    Sun Bancorp, Inc. *                                                                            37
           3    Taylor Capital Group, Inc.                                                                     85
         134    The Colonial BancGroup, Inc.                                                                2,324
          15    The South Financial Group, Inc.                                                               415
           4    Umpqua Holdings Corp.                                                                          73
          11    W Holding Co., Inc. (Puerto Rico)                                                             196
          15    West Coast Bancorp                                                                            314
           1    Wintrust Financial Corp.                                                                       32
                                                                                                   --------------
                                                                                                           15,653
                Biotechnology -- 3.1%
           4    Abgenix, Inc. *                                                                                49
         103    Albany Molecular Research, Inc. *                                                           1,550
           0^^  Alexion Pharmaceuticals, Inc. *                                                                 5
           5    Applera Corp. -- Celera Genomics Group *                                                       70
          63    Cambrex Corp.                                                                               1,590
          14    Cytogen Corp. *                                                                               157
          15    Encysive Pharmaceuticals, Inc. *                                                              131
          57    Genelabs Technologies *                                                                       159
          65    Pharmaceutical Product Development, Inc. *                                                  1,755
           7    Regeneration Technologies, Inc. *                                                              77
          53    Serologicals Corp. *                                                                          993
           6    Telik, Inc. *                                                                                 128
                                                                                                   --------------
                                                                                                            6,664

                       See notes to financial statements.

      SHARES    ISSUER                                                                                      VALUE
-----------------------------------------------------------------------------------------------------------------
     Long-Term Investments -- Continued

                Broadcasting/Cable -- 0.9%
          32    Charter Communications, Inc., Class A *                                            $          129
           0^^  Pulitzer, Inc.                                                                                 22
         121    Sinclair Broadcast Group, Inc., Class A *                                                   1,802
                                                                                                   --------------
                                                                                                            1,953
                Business Services -- 3.0%
         119    Administaff, Inc. *                                                                         2,059
           1    Banta Corp.                                                                                    45
          13    Century Business Services, Inc. *                                                              59
           0^^  Charles River Associates, Inc. *                                                               13
           0^^  Consolidated Graphics, Inc. *                                                                  13
          85    Convergys Corp. *                                                                           1,477
           4    Cornell Companies, Inc. *                                                                      49
           8    Dollar Thrifty Automotive Group, Inc. *                                                       200
          16    Gartner, Inc., Class A *                                                                      176
           9    Harris Interactive, Inc. *                                                                     76
           4    infoUSA, Inc. *                                                                                29
          28    Kelly Services, Inc., Class A                                                                 793
           6    Metris Companies, Inc. *                                                                       25
           1    NCO Group, Inc. *                                                                              32
           3    Parexel International Corp. *                                                                  55
          15    Spherion Corp. *                                                                              151
         100    Teletech Holdings, Inc. *                                                                   1,131
           6    Tyler Technologies, Inc. *                                                                     54
           0^^  Volt Information Sciences, Inc. *                                                               9
                                                                                                   --------------
                                                                                                            6,446
                Chemicals -- 3.4%
          17    Cabot Corp.                                                                                   532
          16    Crompton Corp.                                                                                118
          27    Engelhard Corp.                                                                               807
           6    Ethyl Corp. *                                                                                 131
           3    FMC Corp. *                                                                                    99
          10    Georgia Gulf Corp.                                                                            300
           4    HB Fuller Co.                                                                                 116
          12    Hercules, Inc. *                                                                              144
         150    IMC Global, Inc.                                                                            1,489
          16    Millennium Chemicals, Inc.                                                                    205
           0^^  Minerals Technologies, Inc.                                                                    18
          11    NL Industries, Inc.                                                                           129
           6    Octel Corp. (United Kingdom)                                                                  118
          10    Omnova Solutions, Inc. *                                                                       50
         133    RPM International, Inc.                                                                     2,181
          17    Valspar Corp.                                                                                 855
          10    Wellman, Inc.                                                                                 103
                                                                                                   --------------
                                                                                                            7,395
                Computer Networks -- 0.1%
           4    Anixter International, Inc. *                                                                 104
           3    Black Box Corp.                                                                               119
                                                                                                   --------------
                                                                                                              223
                Computer Software -- 2.2%
           6    Aspen Technology, Inc. *                                                                       65
           0^^  Avid Technology, Inc. *                                                                        19

                       See notes to financial statements.

      SHARES    ISSUER                                                                                      VALUE
-----------------------------------------------------------------------------------------------------------------
     Long-Term Investments -- Continued

                Computer Software -- Continued
           2    CACI International, Inc., Class A *                                                $           83
          10    Ciber, Inc. *                                                                                  89
          26    CompuCom Systems, Inc. *                                                                      135
           4    Computer Programs & Systems, Inc.                                                              76
           3    E.piphany, Inc. *                                                                              25
          31    Global Payments, Inc.                                                                       1,464
           0^^  Hyperion Solutions Corp. *                                                                      3
           7    InterCept Group, Inc. *                                                                        75
           0^^  Magma Design Automation, Inc. *                                                                 9
           7    ManTech International Corp., Class A *                                                        165
          13    Manugistics Group, Inc. *                                                                      84
         151    MSC. Software Corp. *                                                                       1,424
           4    NetIQ Corp. *                                                                                  49
           1    PalmSource, Inc. *                                                                             18
           8    Per-Se Technologies, Inc. *                                                                   121
           9    Rainbow Technologies, Inc. *                                                                  105
           0^^  SeaChange International, Inc. *                                                                 5
           4    Sybase, Inc. *                                                                                 91
          35    Systems & Computer Technology Corp. *                                                         579
           3    Tier Technologies, Inc., Class B *                                                             28
                                                                                                   --------------
                                                                                                            4,712
                Computers/Computer Hardware -- 0.6%
          10    Agilysys, Inc.                                                                                116
           8    Electronics for Imaging, Inc. *                                                               208
          19    Gateway, Inc. *                                                                                87
           7    Hutchinson Technology, Inc. *                                                                 200
           4    iGate Corp. *                                                                                  27
           7    Imagistics International, Inc. *                                                              248
           8    Maxtor Corp. *                                                                                 87
           3    PalmOne, Inc. *                                                                                33
          19    Quantum Corp. *                                                                                58
           3    RadiSys Corp. *                                                                                52
          37    Silicon Graphics, Inc. *                                                                       51
          16    Sykes Enterprises, Inc. *                                                                     137
                                                                                                   --------------
                                                                                                            1,304
                Construction -- 2.2%
           1    Beazer Homes USA, Inc.                                                                         78
          21    D.R. Horton, Inc.                                                                             908
           1    Dominion Homes, Inc. *                                                                         42
           4    Dycom Industries, Inc. *                                                                       97
           1    EMCOR Group, Inc. *                                                                            53
          31    Hovnanian Enterprises, Inc., Class A *                                                      2,716
           3    Meritage Corp. *                                                                              179
          11    Standard-Pacific Corp.                                                                        529
          11    WCI Communities, Inc. *                                                                       221
                                                                                                   --------------
                                                                                                            4,823
                Construction Materials -- 0.7%
           6    AMCOL International Corp.                                                                     122
           7    Ameron International Corp.                                                                    225
           0^^  Centex Construction Products, Inc.                                                             18
           5    Genlyte Group, Inc. *                                                                         280
          24    Louisiana-Pacific Corp. *                                                                     420
           4    LSI Industries, Inc.                                                                           53
           9    Universal Forest Products, Inc.                                                               299

                       See notes to financial statements.

      SHARES    ISSUER                                                                                      VALUE
-----------------------------------------------------------------------------------------------------------------
     Long-Term Investments -- Continued

                Construction Materials -- Continued
           9    USG Corp. *                                                                        $          156
                                                                                                   --------------
                                                                                                            1,573
                Consumer Products -- 2.5%
           3    Alberto-Culver Co., Class B                                                                   196
           3    American Greetings Corp., Class A *                                                            70
          50    Chattem, Inc. *                                                                               899
           0^^  CSS Industries, Inc.                                                                            5
           0^^  Department 56, Inc. *                                                                           5
          31    Harman International Industries, Inc.                                                       2,293
           7    Kimball International, Class B                                                                104
          18    The Scotts Co., Class A *                                                                   1,059
           4    Toro Co.                                                                                      181
          14    Universal Corp.                                                                               605
           3    WD-40 Co.                                                                                      92
                                                                                                   --------------
                                                                                                            5,509
                Consumer Services -- 1.5%
          11    Alderwoods Group, Inc. *                                                                      104
           3    Arbitron, Inc. *                                                                              108
           0^^  MemberWorks, Inc. *                                                                            11
          27    Regis Corp.                                                                                 1,065
           4    Right Management Consultants, Inc. *                                                           73
          55    Stewart Enterprises, Inc., Class A *                                                          310
           0^^  The Standard Register Co.                                                                       5
          75    United Rentals, Inc. *                                                                      1,445
           6    Wackenhut Corrections Corp. *                                                                 137
                                                                                                   --------------
                                                                                                            3,258
                Distribution -- 0.7%
           1    Advanced Marketing Services, Inc.                                                              15
           4    Building Material Holding Corp.                                                                56
           9    Hughes Supply, Inc.                                                                           461
          43    Watsco, Inc.                                                                                  971
           1    WESCO International, Inc. *                                                                     9
                                                                                                   --------------
                                                                                                            1,512
                Electronics/Electrical Equipment -- 4.9%
           2    Bel Fuse, Inc., Class B                                                                        72
           6    Benchmark Electronics, Inc. *                                                                 211
           5    Checkpoint Systems, Inc. *                                                                     85
          81    Coherent, Inc. *                                                                            1,916
           4    CTS Corp.                                                                                      47
           4    DSP Group, Inc. *                                                                              97
           5    Encore Wire Corp. *                                                                            81
          51    Flir Systems, Inc. *                                                                        1,876
           6    Integrated Electrical Services, Inc. *                                                         59
           1    InVision Technologies, Inc. *                                                                  17
           7    Methode Electronics, Class A                                                                   87
           7    MTS Systems Corp.                                                                             127
         166    Paxar Corp. *                                                                               2,222
          46    PerkinElmer, Inc.                                                                             779
           4    ROFIN-SINAR Technologies, Inc. *                                                              135
          52    Sanmina-SCI Corp. *                                                                           657
           5    Stoneridge, Inc. *                                                                             72
          46    Symbol Technologies, Inc.                                                                     769

                       See notes to financial statements.

      SHARES    ISSUER                                                                                      VALUE
-----------------------------------------------------------------------------------------------------------------
     Long-Term Investments -- Continued

                Electronics/Electrical Equipment -- Continued
           4    Sypris Solutions, Inc.                                                             $           64
           1    Trimble Navigation LTD *                                                                       22
          51    Vishay Intertechnology, Inc. *                                                              1,163
           5    Watts Industries, Inc., Class A                                                               102
           3    Zygo Corp. *                                                                                   45
                                                                                                   --------------
                                                                                                           10,705
                Engineering Services -- 0.3%
          15    McDermott International, Inc. *                                                               180
           7    URS Corp. *                                                                                   165
           7    Washington Group International, Inc. *                                                        248
                                                                                                   --------------
                                                                                                              593
                Entertainment/Leisure -- 1.1%
           4    AMC Entertainment, Inc. *                                                                      61
           4    Ameristar Casinos, Inc. *                                                                      93
           2    Arctic Cat, Inc.                                                                               54
           3    Argosy Gaming Co. *                                                                            81
          11    Aztar Corp. *                                                                                 243
           5    Bally Total Fitness Holding Corp. *                                                            32
           3    Boyd Gaming Corp.                                                                              52
          16    Callaway Golf Co.                                                                             271
           3    Isle of Capri Casinos, Inc. *                                                                  62
           6    K2, Inc. *                                                                                     87
           5    Navigant International, Inc. *                                                                 68
          18    Six Flags, Inc. *                                                                             138
          45    WMS Industries, Inc. *                                                                      1,170
                                                                                                   --------------
                                                                                                            2,412
                Environmental Services -- 0.3%
           1    Mine Safety Appliances Co.                                                                    103
          12    Republic Services, Inc.                                                                       316
           7    Tetra Tech, Inc. *                                                                            181
                                                                                                   --------------
                                                                                                              600

                Financial Services -- 4.4%
           4    Accredited Home Lenders Holding Co. *                                                         122
           5    American Capital Strategies LTD                                                               137
          89    AmeriCredit Corp. *                                                                         1,421
          78    BankUnited Financial Corp., Class A *                                                       2,002
           7    CompuCredit Corp. *                                                                           140
           2    Credit Acceptance Corp. *                                                                      29
          36    Eaton Vance Corp.                                                                           1,319
           1    eSpeed, Inc., Class A *                                                                        14
           0^^  ITLA Capital Corp. *                                                                           15
          48    Jefferies Group, Inc.                                                                       1,595
           3    Knight Trading Group, Inc. *                                                                   50
           3    New Century Financial Corp.                                                                   113
           7    Ocwen Financial Corp. *                                                                        58
          38    Raymond James Financial, Inc.                                                               1,440
          17    Safeguard Scientifics, Inc. *                                                                  70
           4    Student Loan Corp.                                                                            642
           0^^  Troy Financial Corp.                                                                            4
           0^^  WestCorp                                                                                       11
          12    World Acceptance Corp. *                                                                      229
           3    WSFS Financial Corp.                                                                          117
                                                                                                   --------------
                                                                                                            9,528

                       See notes to financial statements.

      SHARES    ISSUER                                                                                      VALUE
-----------------------------------------------------------------------------------------------------------------
     Long-Term Investments -- Continued

                Food/Beverage Products -- 0.4%
          19    Chiquita Brands International, Inc. *                                              $          429
           1    Corn Products International, Inc.                                                              17
           1    Flowers Foods, Inc.                                                                            30
           0^^  J & J Snack Foods Corp. *                                                                      11
           7    Pathmark Stores, Inc. *                                                                        49
          10    Pilgrim's Pride Corp.                                                                         160
           4    Ralcorp Holdings, Inc. *                                                                      122
           0^^  Sensient Technologies Corp.                                                                     8
                                                                                                   --------------
                                                                                                              826

                Health Care/Health Care Services -- 7.5%
          55    Accredo Health, Inc. *                                                                      1,740
          11    Beverly Enterprises, Inc. *                                                                    90
           4    CONMED Corp. *                                                                                 95
          45    Cooper Companies, Inc.                                                                      2,097
          62    Covance, Inc. *                                                                             1,651
         105    Cross Country Healthcare, Inc. *                                                            1,569
           3    CTI Molecular Imaging, Inc. *                                                                  52
           2    Cyberonics, Inc. *                                                                             64
           2    Genesis HealthCare Corp. *                                                                     39
          70    Health Management Associates, Inc., Class A                                                 1,690
           0^^  Invacare Corp.                                                                                  4
           8    Inveresk Research Group, Inc. *                                                               195
           5    Kindred Healthcare, Inc. *                                                                    281
           8    Lincare Holdings, Inc. *                                                                      240
          28    Manor Care, Inc.                                                                              963
          19    Mariner Health Care, Inc. *                                                                   421
          49    NDCHealth Corp.                                                                             1,243
          27    Omnicare, Inc.                                                                              1,084
          49    Orthovita, Inc. *                                                                             158
          46    Pediatrix Medical Group, Inc. *                                                             2,530
           4    PSS World Medical, Inc. *                                                                      43
           0^^  Sierra Health Services *                                                                       11
          10    Sola International, Inc. *                                                                    192
           0^^  SurModics, Inc. *                                                                               5
           6    US Oncology, Inc. *                                                                            60
                                                                                                   --------------
                                                                                                           16,517

                Hotels/Other Lodging -- 1.0%
           3    Choice Hotels International, Inc. *                                                            95
         110    Hilton Hotels Corp.                                                                         1,883
          48    La Quinta Corp. *                                                                             306
                                                                                                   --------------
                                                                                                            2,284

                Industrial Components -- 0.1%
          13    Lennox International, Inc.                                                                    209

                Insurance -- 4.2%
          19    Allmerica Financial Corp. *                                                                   575
          53    American Financial Group, Inc.                                                              1,413
           8    AmerUs Group Co.                                                                              273
           8    Argonaut Group, Inc. *                                                                        120
           0^^  Baldwin & Lyons, Inc., Class B                                                                 10
          31    Commerce Group, Inc.                                                                        1,217
          16    Delphi Financial Group, Inc., Class A                                                         583

                       See notes to financial statements.

      SHARES    ISSUER                                                                                      VALUE
-----------------------------------------------------------------------------------------------------------------
     Long-Term Investments -- Continued

                Insurance -- Continued
           1    Direct General Corp.                                                               $           26
           5    FBL Financial Group, Inc., Class A                                                            116
           7    LandAmerica Financial Group, Inc.                                                             355
           0^^  Nationwide Financial Services, Class A                                                         10
          40    Philadelphia Consolidated Holding Co. *                                                     1,949
           9    PMA Capital Corp., Class A                                                                     46
           1    ProAssurance Corp. *                                                                           19
          21    Protective Life Corp.                                                                         717
           4    RLI Corp.                                                                                     150
          21    SAFECO Corp.                                                                                  818
           3    Selective Insurance Group                                                                      81
           3    State Auto Financial Corp.                                                                     63
          12    Stewart Information Services Corp.                                                            466
           0^^  The Navigators Group, Inc. *                                                                    9
           4    The Phoenix Companies, Inc.                                                                    43
           0^^  United Fire & Casualty Co.                                                                     12
           4    Universal American Financial Corp. *                                                           44
           1    Zenith National Insurance Corp.                                                                23
                                                                                                   --------------
                                                                                                            9,138

                Internet Services/Software -- 0.2%
           5    AsiaInfo Holdings, Inc. (China) *                                                              32
          16    EarthLink, Inc. *                                                                             155
          22    Homestore, Inc. *                                                                             103
           2    Interland, Inc. *                                                                              15
           0^^  Internet Security Systems, Inc. *                                                               6
           2    Openwave Systems, Inc. *                                                                       19
           0^^  ProQuest Co. *                                                                                 12
           5    United Online, Inc. *                                                                          84
          10    Vignette Corp. *                                                                               22
                                                                                                   --------------
                                                                                                              448

                Leasing -- 0.1%
           6    GATX Corp.                                                                                    156
           6    Interpool, Inc.                                                                                92
                                                                                                   --------------
                                                                                                              248

                Machinery & Engineering Equipment -- 1.9%
         100    AGCO Corp. *                                                                                2,015
          18    Applied Industrial Technologies, Inc.                                                         429
           9    Cascade Corp.                                                                                 194
           3    Flowserve Corp. *                                                                              69
           5    Global Power Equipment Group, Inc. *                                                           31
           0^^  Kadant, Inc. *                                                                                  9
           7    Milacron, Inc.                                                                                 29
           1    NACCO Industries, Inc., Class A                                                                89
           4    Regal-Beloit Corp.                                                                             77
           7    Sauer-Danfoss, Inc.                                                                           113
          49    Stewart & Stevenson Services, Inc.                                                            684
           3    Tecumseh Products Co., Class A                                                                126
           0^^  Thomas Industries, Inc.                                                                        14
          11    UNOVA, Inc. *                                                                                 252
                                                                                                   --------------
                                                                                                            4,131

                Manufacturing -- 3.8%
           1    Actuant Corp., Class A *                                                                       22
           7    Acuity Brands, Inc.                                                                           168

                       See notes to financial statements.

      SHARES    ISSUER                                                                                      VALUE
-----------------------------------------------------------------------------------------------------------------
     Long-Term Investments -- Continued

                Manufacturing -- Continued
          12    Albany International Corp., Class A                                                $          400
           3    AO Smith Corp.                                                                                119
           9    Barnes Group, Inc.                                                                            294
           4    Briggs & Stratton Corp.                                                                       249
           3    Esco Technologies, Inc. *                                                                     113
           0^^  Gardner Denver, Inc. *                                                                          2
           5    Griffon Corp. *                                                                               109
          16    Harsco Corp.                                                                                  708
          21    JLG Industries, Inc.                                                                          317
          56    Joy Global, Inc.                                                                            1,467
           1    Lydall, Inc. *                                                                                 12
           8    NN, Inc.                                                                                       97
           7    Quanex Corp.                                                                                  300
          65    Terex Corp. *                                                                               1,844
          92    Timken Co.                                                                                  1,855
          12    Walter Industries, Inc.                                                                       160
           3    Wilson Greatbatch Technologies, Inc. *                                                        123
                                                                                                   --------------
                                                                                                            8,359

                Metals/Mining -- 1.6%
          43    Arch Coal, Inc.                                                                             1,345
          10    Massey Energy Co.                                                                             214
           2    Precision Castparts Corp.                                                                      95
           4    RTI International Metals, Inc. *                                                               66
         101    The Shaw Group, Inc. *                                                                      1,381
           2    USEC, Inc.                                                                                     20
          18    Valmont Industries, Inc.                                                                      419
                                                                                                   --------------
                                                                                                            3,540

                Multi-Media -- 0.6%
           1    4Kids Entertainment, Inc. *                                                                    18
           8    Insight Communications Co., Inc. *                                                             78
           3    Journal Register Co. *                                                                         68
          10    Lodgenet Entertainment Corp. *                                                                188
          27    Scholastic Corp. *                                                                            910
                                                                                                   --------------
                                                                                                            1,262

                Office/Business Equipment -- 0.1%
           0^^  Global Imaging Systems, Inc. *                                                                  3
           5    United Stationers, Inc. *                                                                     221
                                                                                                   --------------
                                                                                                              224

                Oil & Gas -- 5.0%
           3    Black Hills Corp.                                                                              95
           8    CAL Dive International, Inc. *                                                                186
          86    Chesapeake Energy Corp.                                                                     1,169
           6    Cimarex Energy Co. *                                                                          149
           7    Comstock Resources, Inc. *                                                                    133
          16    Denbury Resources, Inc. *                                                                     217
           7    Energen Corp.                                                                                 295
           9    Hanover Compressor Co. *                                                                      100
           4    Houston Exploration Co. *                                                                     146
           4    KCS Energy, Inc. *                                                                             46
          10    Magnum Hunter Resources, Inc. *                                                                94
          14    Meridian Resource Corp. *                                                                      83
           3    Nuevo Energy Co. *                                                                             80

                       See notes to financial statements.

      SHARES    ISSUER                                                                                      VALUE
-----------------------------------------------------------------------------------------------------------------
     Long-Term Investments -- Continued

                Oil & Gas -- Continued
           4    NUI Corp.                                                                          $           63
           3    Oceaneering International, Inc. *                                                              73
           7    Oil States International, Inc. *                                                              103
          50    ONEOK, Inc.                                                                                 1,097
           1    Plains Exploration & Production Co. *                                                          13
          23    Range Resources Corp. *                                                                       219
          18    Southern Union Co. *                                                                          339
           7    Southwest Gas Corp.                                                                           153
          26    Southwestern Energy Co. *                                                                     617
           7    Stone Energy Corp. *                                                                          276
          81    Superior Energy Services, Inc. *                                                              762
          42    Swift Energy Co. *                                                                            709
          15    Tesoro Petroleum Corp. *                                                                      219
          49    Universal Compression Holding, Inc. *                                                       1,283
           7    Veritas DGC, Inc. *                                                                            71
          13    Vintage Petroleum, Inc.                                                                       150
          46    Westport Resources Corp. *                                                                  1,384
           0^^  World Fuel Services Corp.                                                                      14
          21    XTO Energy, Inc.                                                                              596
                                                                                                   --------------
                                                                                                           10,934

                Packaging -- 1.2%
           6    Chesapeake Corp.                                                                              159
          54    Crown Holdings, Inc. *                                                                        485
           4    Greif, Inc., Class A                                                                          146
          59    Pactiv Corp. *                                                                              1,404
           3    Rock-Tenn Co., Class A                                                                         57
           8    Silgan Holdings, Inc. *                                                                       341
                                                                                                   --------------
                                                                                                            2,592

                Paper/Forest Products -- 0.1%
           8    Schweitzer-Mauduit International, Inc.                                                        229

                Pharmaceuticals -- 1.3%
          12    Adolor Corp. *                                                                                238
           3    Alpharma, Inc., Class A                                                                        52
          10    AtheroGenics, Inc. *                                                                          148
           6    Barr Laboratories, Inc. *                                                                     423
           5    Cubist Pharmaceuticals, Inc. *                                                                 56
           7    Cypress Bioscience, Inc. *                                                                    111
           2    Esperion Therapeutics, Inc. *                                                                  69
          46    KV Pharmaceutical Co., Class B *                                                            1,196
          10    Ligand Pharmaceuticals, Inc., Class B *                                                       153
           5    NBTY, Inc. *                                                                                  137
           9    NeighborCare, Inc. *                                                                          176
                                                                                                   --------------
                                                                                                            2,759

                Printing & Publishing -- 0.2%
          19    John H. Harland Co.                                                                           524

                Real Estate -- 0.0% ^
           5    Jones Lang LaSalle, Inc. *                                                                     93

                Real Estate Investment Trust -- 4.4%
          14    Alexandria Real Estate Equities, Inc.                                                         810

                       See notes to financial statements.

      SHARES    ISSUER                                                                                      VALUE
-----------------------------------------------------------------------------------------------------------------
     Long-Term Investments -- Continued

                Real Estate Investment Trust -- Continued
          11    American Home Mortgage Investment Corp.                                            $          252
          32    Anthracite Capital, Inc.                                                                      354
          10    Bedford Property Investors, Inc.                                                              298
           9    Boykin Lodging Co.                                                                             80
           3    Capital Automotive Real Estate Investment Trust                                               106
           5    CarrAmerica Realty Corp.                                                                      155
          26    Entertainment Properties Trust                                                                884
          33    Equity Inns, Inc.                                                                             301
           3    Gables Residential Trust                                                                      101
           3    Glenborough Realty Trust, Inc.                                                                 54
           9    Highwoods Properties, Inc.                                                                    236
          17    IMPAC Mortgage Holdings, Inc.                                                                 300
          20    InnKeepers USA Trust                                                                          169
           5    Kilroy Realty Corp.                                                                           151
           7    LaSalle Hotel Properties                                                                      121
          26    Lexington Corporate Properties Trust                                                          521
          11    LTC Properties, Inc.                                                                          161
          10    Meristar Hospitality Corp. *                                                                   67
           9    MFA Mortgage Investments, Inc.                                                                 85
           6    Mid-America Apartment Communities, Inc.                                                       208
          15    National Health Investors, Inc.                                                               381
           3    NovaStar Financial, Inc.                                                                      137
           4    Parkway Properties, Inc.                                                                      162
           9    Pennsylvania Real Estate Investment Trust                                                     338
           1    Post Properties, Inc.                                                                          22
           4    Prentiss Properties Trust                                                                     119
          14    RAIT Investment Trust                                                                         366
           0^^  Saul Centers, Inc.                                                                              9
          16    Senior Housing Properties Trust                                                               276
          20    SL Green Realty Corp.                                                                         804
           7    Sun Communities, Inc.                                                                         267
           5    Taubman Centers, Inc.                                                                          99
           3    The Macerich Co.                                                                              147
           2    The Mills Corp.                                                                                66
          16    United Dominion Realty Trust, Inc.                                                            298
           1    Urstadt Biddle Properties, Inc., Class A                                                       13
          29    Ventas, Inc.                                                                                  627
           6    Winston Hotels, Inc.                                                                           58
                                                                                                   --------------
                                                                                                            9,603

                Restaurants/Food Services -- 1.2%
          13    Brinker International, Inc. *                                                                 421
          22    CEC Entertainment, Inc. *                                                                   1,053
           3    Jack in the Box, Inc. *                                                                        70
          13    Landry's Restaurants, Inc.                                                                    342
           0^^  Papa John's International, Inc. *                                                              13
           1    Ryan's Family Steak Houses, Inc. *                                                              8
          26    Sonic Corp. *                                                                                 790
                                                                                                   --------------
                                                                                                            2,697

                Retailing -- 5.1%
          12    7-Eleven, Inc. *                                                                              194
           6    Aaron Rents, Inc.                                                                             128
           1    Aeropostale, Inc. *                                                                            25

                       See notes to financial statements.

      SHARES    ISSUER                                                                                      VALUE
-----------------------------------------------------------------------------------------------------------------
     Long-Term Investments -- Continued

                Retailing -- Continued
           6    Alloy, Inc. *                                                                      $           31
           6    American Eagle Outfitters, Inc. *                                                              98
           5    AnnTaylor Stores Corp. *                                                                      176
          12    Asbury Automotive Group, Inc. *                                                               219
           9    BJ's Wholesale Club, Inc. *                                                                   197
           0^^  BOB Evans Farms                                                                                 3
           4    Brown Shoe Co., Inc.                                                                          148
          15    Burlington Coat Factory Warehouse Corp.                                                       320
          11    Casey's General Stores, Inc.                                                                  194
          16    Cash America International, Inc.                                                              341
           1    Charlotte Russe Holding, Inc. *                                                                10
          21    Charming Shoppes, Inc. *                                                                      112
           1    Cole National Corp. *                                                                          12
          71    CSK Auto Corp. *                                                                            1,333
           9    Dillards, Inc., Class A                                                                       142
           5    Dress Barn, Inc. *                                                                             78
           9    Footstar, Inc. *                                                                               34
          86    Fred's, Inc.                                                                                2,661
           3    Friedman's, Inc., Class A                                                                      21
           4    Genesco, Inc. *                                                                                54
           9    Goody's Family Clothing, Inc.                                                                  87
           4    Great Atlantic & Pacific Tea Co., Inc. *                                                       36
           9    Hollywood Entertainment Corp. *                                                               129
           5    Jo-Ann Stores, Inc. *                                                                          94
           0^^  Linens 'N Things, Inc. *                                                                        3
           5    MarineMax, Inc. *                                                                              99
           4    Men's Wearhouse, Inc. *                                                                        98
           0^^  Movado Group, Inc.                                                                              6
          31    Movie Gallery, Inc. *                                                                         572
           1    Nash-Finch Co.                                                                                 31
           7    Nu Skin Enterprises, Inc., Class A                                                            126
         130    Office Depot, Inc. *                                                                        2,172
           9    Payless ShoeSource, Inc. *                                                                    122
           8    Pep Boys-Manny, Moe & Jack                                                                    176
           8    REX Stores Corp. *                                                                            113
           0^^  School Specialty, Inc. *                                                                       10
          13    Shopko Stores, Inc. *                                                                         204
           5    Smart & Final, Inc. *                                                                          46
           1    Stage Stores, Inc. *                                                                           28
           7    Systemax, Inc. *                                                                               49
          13    The Bombay Co., Inc. *                                                                        106
           1    The Sports Authority, Inc. *                                                                   40
           5    United Auto Group, Inc.                                                                       150
                                                                                                   --------------
                                                                                                           11,028

                Semi-Conductors -- 0.9%
           0^^  Actel Corp. *                                                                                  10
           3    Ceva, Inc. *                                                                                   26
          10    Cirrus Logic, Inc. *                                                                           73
           3    Cohu, Inc.                                                                                     65
           1    Dupont Photomasks, Inc. *                                                                      12
           3    Exar Corp. *                                                                                   44
          43    Fairchild Semiconductor International, Inc. *                                               1,085

                       See notes to financial statements.

      SHARES    ISSUER                                                                                      VALUE
-----------------------------------------------------------------------------------------------------------------
     Long-Term Investments -- Continued

                Semi-Conductors -- Continued
          11    GlobespanVirata, Inc. *                                                            $           62
          10    Lattice Semiconductor Corp. *                                                                  97
           3    Photronics, Inc. *                                                                             52
           5    Silicon Storage Technology, Inc. *                                                             55
           6    Skyworks Solutions, Inc. *                                                                     51
           3    Standard Microsystems Corp. *                                                                  63
           8    Transmeta Corp. *                                                                              28
          12    Vitesse Semiconductor Corp. *                                                                  72
           4    Zoran Corp. *                                                                                  70
                                                                                                   --------------
                                                                                                            1,865

                Shipping/Transportation -- 0.0% ^
           3    USF Corp.                                                                                      89

                Steel -- 0.3%
           3    Carpenter Technology Corp.                                                                     77
           4    Reliance Steel & Aluminum Co.                                                                 130
           7    Ryerson Tull, Inc.                                                                             82
           1    Schnitzer Steel Industries, Inc., Class A                                                      36
          13    Steel Dynamics, Inc. *                                                                        313
                                                                                                   --------------
                                                                                                              638

                Telecommunications -- 1.4%
           8    Aether Systems, Inc. *                                                                         38
         191    American Tower Corp., Class A *                                                             2,071
           4    Arris Group, Inc. *                                                                            32
          39    Cincinnati Bell, Inc. *                                                                       199
           0^^  Commonwealth Telephone Enterprises, Inc. *                                                     15
           7    General Communication, Inc., Class A *                                                         57
           3    Hypercom Corp. *                                                                               13
          19    MRV Communications, Inc. *                                                                     72
           2    Network Equipment Technologies, Inc. *                                                         22
           3    North Pittsburgh Systems, Inc.                                                                 49
          37    PTEK Holdings, Inc. *                                                                         322
           5    Raindance Communications, Inc. *                                                               13
           7    Talk America Holdings, Inc. *                                                                  75
          10    Time Warner Telecom, Inc., Class A *                                                          103
                                                                                                   --------------
                                                                                                            3,081

                Telecommunications Equipment -- 0.6%
          79    Andrew Corp. *                                                                                910
           4    C-COR.net Corp. *                                                                              43
          41    Corvis Corp. *                                                                                 70
           4    Ditech Communications Corp. *                                                                  80
           6    New Focus, Inc. *                                                                              30
           7    Remec, Inc. *                                                                                  55
          15    Sycamore Networks, Inc. *                                                                      80
           9    Terayon Communications Systems, Inc. *                                                         41
                                                                                                   --------------
                                                                                                            1,309

                Textiles -- 0.2%
          11    Angelica Corp.                                                                                251
           4    UniFirst Corp.                                                                                 95
                                                                                                  --------------
                                                                                                              346

                       See notes to financial statements.

      SHARES    ISSUER                                                                                      VALUE
-----------------------------------------------------------------------------------------------------------------
     Long-Term Investments -- Continued

                Tools/Equipment -- 0.2%
          15    Snap-On, Inc.                                                                      $          480

                Toys & Games -- 0.1%
           5    RC2 Corp. *                                                                                    93
           4    Steinway Musical Instruments, Inc. *                                                           94
                                                                                                   --------------
                                                                                                              187

                Transportation -- 0.6%
           4    Covenant Transport, Inc., Class A *                                                            74
           7    Genesee & Wyoming, Inc., Class A *                                                            214
           2    Greenbrier Co., Inc. *                                                                         37
           4    Offshore Logistics, Inc. *                                                                     96
          12    RailAmerica, Inc. *                                                                           139
           8    SCS Transportation, Inc. *                                                                    148
           3    US Xpress Enterprises, Inc., Class A *                                                         34
          10    Werner Enterprises, Inc.                                                                      198
          11    Yellow Roadway Corp. *                                                                        394
                                                                                                   --------------
                                                                                                            1,334

                Utilities -- 4.4%
           4    Allegheny Energy, Inc. *                                                                       56
           0^^  American States Water Co.                                                                      10
           3    Atmos Energy Corp.                                                                             80
           8    Avista Corp.                                                                                  147
           0^^  California Water Service Group                                                                 11
           4    CH Energy Group, Inc.                                                                         188
          38    CMS Energy Corp. *                                                                            324
          55    Idacorp, Inc.                                                                               1,633
          46    PNM Resources, Inc.                                                                         1,301
          61    Puget Energy, Inc.                                                                          1,459
          47    Sierra Pacific Resources *                                                                    343
           3    UIL Holdings Corp.                                                                            117
          18    UniSource Energy Corp.                                                                        439
          62    Vectren Corp.                                                                               1,525
          14    Westar Energy, Inc.                                                                           292
          35    WPS Resources Corp.                                                                         1,622
                                                                                                   --------------
                                                                                                            9,547

                Waste Management -- 0.7%
         104    Allied Waste Industries, Inc. *                                                             1,448
                -------------------------------------------------------------------------------------------------
                Total Common Stocks                                                                       204,375
                (Cost $152,751)
                -------------------------------------------------------------------------------------------------

                INVESTMENT COMPANIES -- 1.3%

           1    Gladstone Capital Corp.                                                                        20
          17    iShares Russell 2000 Value Index Fund @                                                     2,691
           9    Technology Investment Capital Corp.                                                           143
                -------------------------------------------------------------------------------------------------
                Total Investment Companies                                                                  2,854
                (Cost $2,364)
-----------------------------------------------------------------------------------------------------------------
                Total Long-Term Investments                                                               207,229
                (Cost $155,115)
-----------------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

PRINCIPAL
   AMOUNT      ISSUER                                                                                       VALUE
-----------------------------------------------------------------------------------------------------------------
Short-Term Investments -- 4.9%

               U.S. TREASURY SECURITY -- 0.1%

$      185     U.S. Treasury Note, 2.13%, 10/31/04 @                                               $          186
               (Cost $186)
-----------------------------------------------------------------------------------------------------------------

   SHARES
               MONEY MARKET FUND -- 4.8%

    10,429     JPMorgan Prime Money Market Fund (a)                                                        10,429
               (Cost $10,429)
-----------------------------------------------------------------------------------------------------------------
               Total Short-Term Investments                                                                10,615
               (Cost $10,615)
-----------------------------------------------------------------------------------------------------------------
               Total Investments -- 100.0%                                                         $      217,844
               (Cost $165,730)
-----------------------------------------------------------------------------------------------------------------

Futures Contracts
(Amounts in thousands, except number of contracts)

                                                               NOTIONAL    UNREALIZED
  NUMBER                                                       VALUE AT   APPRECIATION
    OF                                           EXPIRATION    12/31/03  (DEPRECIATION)
 CONTRACTS     DESCRIPTION                          DATE         (USD)        (USD)
----------------------------------------------------------------------------------------
               LONG FUTURES OUTSTANDING

    6          Russell 2000                      March, 2004     $  2        $   79

                       See notes to financial statements.

Abbreviations:
*       -- Non-income producing security.
^       -- Amount rounds to less than 0.1%.
^^      -- Amount rounds to less than one thousand.
#       -- All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers.
@       -- Security is fully or partially segregated with the custodian or with the brokers for futures contracts.
(a)     -- Affiliated. Money market fund registered under the Investment Company
           Act of 1940, as amended and advised by J.P. Morgan Investment Management, Inc.
USD     -- United States Dollar.

                       See notes to financial statements.

JPMORGAN FUNDS
Statement of Assets and Liabilities

As of December 31, 2003
(Amounts in thousands, except per share amounts)

                                                       MULTI-MANAGER    MULTI-MANAGER
                                                         SMALL CAP        SMALL CAP
                                                        GROWTH FUND      VALUE FUND
--------------------------------------------------------------------------------------
   ASSETS:
     Investment securities, at value                   $      204,238   $      217,844
     Cash                                                           5               20
     Receivables:
      Investment securities sold                                2,277              856
      Fund shares sold                                            215              212
      Interest and dividends                                       34              143
--------------------------------------------------------------------------------------
   Total Assets                                               206,769          219,075
--------------------------------------------------------------------------------------
   LIABILITIES:
     Payables:
      Investment securities purchased                           5,537            2,956
      Fund shares redeemed                                        272              354
      Variation Margin                                             --               20
     Accrued liabilities:
      Investment advisory fees                                    142              149
      Administration fees                                          25               26
      Shareholder servicing fees                                   33               37
      Custodian fees                                               41               43
      Trustees' fees                                                1                1
      Other                                                        68               70
--------------------------------------------------------------------------------------
   Total Liabilities                                            6,119            3,656
--------------------------------------------------------------------------------------
   NET ASSETS:
     Paid in capital                                          163,298          161,084
     Accumulated net investment income (loss)                      11               42
     Accumulated net realized gain (loss) on
      investments and futures                                   2,722            2,100
     Net unrealized appreciation (depreciation) of
      investments and futures                                  34,619           52,193
--------------------------------------------------------------------------------------
   Total Net Assets                                    $      200,650   $      215,419
--------------------------------------------------------------------------------------
   Shares of beneficial interest outstanding
   ($0.001 par value; unlimited number of
   shares authorized):                                         14,183           13,921
   Net Asset Value, redemption and offering price
     per share                                         $        14.15   $        15.47
--------------------------------------------------------------------------------------
   Cost of investments                                 $      169,619   $      165,730
======================================================================================

                       See notes to financial statements.

JPMORGAN FUNDS
Statement of Operations

For the period ended December 31, 2003
(Amounts in thousands)

                                                        MULTI-MANAGER    MULTI-MANAGER
                                                          SMALL CAP        SMALL CAP
                                                         GROWTH FUND      VALUE FUND
                                                       -------------------------------
                                                         2/28/03 (a)     2/28/03 (a)
                                                           THROUGH         THROUGH
                                                          12/31/03        12/31/03
--------------------------------------------------------------------------------------
   INVESTMENT INCOME:
     Interest                                          $          --   $           1
     Dividend                                                    361           1,232
     Dividend income from affiliated investments*                 56              71
--------------------------------------------------------------------------------------
   Total investment income                                       417           1,304
--------------------------------------------------------------------------------------
   EXPENSES:
     Investment advisory fees                                    934             929
     Administration fees                                         165             164
     Shareholder servicing fees                                  275             273
     Custodian fees                                              174             196
     Registration fees                                            26              25
     Printing and postage                                         10              10
     Professional fees                                            79              80
     Transfer agent fees                                          40              38
     Trustees' fees                                               17              16
     Other                                                         8               9
--------------------------------------------------------------------------------------
   Total expenses                                              1,728           1,740
--------------------------------------------------------------------------------------
     Less amounts waived                                         187             209
     Less earnings credits                                         2               2
--------------------------------------------------------------------------------------
      Net expenses                                             1,539           1,529
--------------------------------------------------------------------------------------
   Net investment income                                      (1,122)           (225)
--------------------------------------------------------------------------------------
   REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
     Net realized gain (loss) on transactions from:
      Investments                                             12,023           6,266
      Futures                                                     --             352
     Change in net unrealized appreciation
      (depreciation) of:
      Investments                                             34,619          52,114
      Futures                                                     --              79
--------------------------------------------------------------------------------------
     Net realized and unrealized gain (loss) on
      investments and futures                                 46,642          58,811
--------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
      from operations                                  $      45,520   $      58,586
--------------------------------------------------------------------------------------
*  Includes reimbursements of investment advisory,
     administration and shareholder servicing fees :   $           9   $          11
--------------------------------------------------------------------------------------

(a) Commenced operations on 2/28/03.

                       See notes to financial statements.

JPMORGAN FUNDS

Statement of Changes in Net Assets For the periods indicated
(Amounts in thousands)

                                                                                     MULTI-MANAGER          MULTI-MANAGER
                                                                                 SMALL CAP GROWTH FUND   SMALL CAP VALUE FUND
                                                                              -------------------------------------------------
                                                                                       2/28/03*                2/28/03*
                                                                                       THROUGH                 THROUGH
                                                                                       12/31/03                12/31/03
-------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment loss                                                                 $     (1,122)           $       (225)
 Net realized gain (loss) on investments and futures                                       12,023                   6,618
 Change in net unrealized appreciation/depreciation of investments and futures             34,619                  52,193
-------------------------------------------------------------------------------------------------------------------------------
   Increase (decrease) in net assets from operations                                       45,520                  58,586
-------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net realized gain on investment transactions                                              (8,168)                 (4,251)
-------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS
 Proceeds from shares issued                                                              184,870                 181,483
 Dividends reinvested                                                                       3,507                   1,857
 Cost of shares redeemed                                                                  (25,079)                (22,328)
-------------------------------------------------------------------------------------------------------------------------------
 INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS                                      163,298                 161,012
-------------------------------------------------------------------------------------------------------------------------------
 Voluntary Contribution from Advisor                                                           --                      72
-------------------------------------------------------------------------------------------------------------------------------
   Total increase (decrease) in net assets                                                200,650                 215,419

NET ASSETS:
 Beginning of period                                                                           --                      --
-------------------------------------------------------------------------------------------------------------------------------
 End of period                                                                       $    200,650            $    215,419
-------------------------------------------------------------------------------------------------------------------------------
 ACCUMULATED NET INVESTMENT INCOME (LOSS)                                            $         11            $         42
-------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
 Issued                                                                                    15,810                  15,432
 Reinvested                                                                                   258                     124
 Redeemed                                                                                  (1,885)                 (1,635)
-------------------------------------------------------------------------------------------------------------------------------
   Change in shares                                                                        14,183                  13,921
-------------------------------------------------------------------------------------------------------------------------------

* Commencement of operations.

                       See notes to financial statements.

JPMORGAN FUNDS
Notes to Financial Statements

1. ORGANIZATION
J.P. Morgan Fleming Series Trust (the "Trust") was organized on December 24, 2002 as a Massachusetts business trust, and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company.

The following are two separate portfolios of the Trust (collectively, the "Funds"):

     FUND

     JPMorgan Multi-Manager Small Cap Growth Fund ("MMSCGF")
     JPMorgan Multi-Manager Small Cap Value Fund ("MMSCVF")

The Funds commenced operations on February 28, 2003. The Funds are non-diversified, as defined in the 1940 Act.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the
Funds:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. VALUATION OF INVESTMENTS -- Equity securities, purchased options and futures contracts are valued at the last sale price on the exchange on which they are primarily traded. The value of National Market System equity securities quoted by the Nasdaq Stock Market, Inc. shall generally be the Nasdaq Official Closing Price. Securities for which sale prices are not available and other over-the-counter securities are valued at the mean between the bid and asked quotations. Fixed income securities, (other than convertible bonds), with a maturity of 61 days or more held by Funds will be valued each day based on readily available market quotations received from independent or affiliated commercial pricing services. Such pricing services will generally provide bidside quotations. Convertible bonds are valued at the last sale price on the primary exchange on which the bond is principally traded. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Trustees. It is reasonably possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could have been material. Short-term investments with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market value.

Trading in securities on most foreign exchanges and over-the counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. In accordance with procedures adopted by the Trustees, the Funds apply fair value pricing on a daily basis for all non-U.S. and non-Canadian equity securities held in their portfolios by utilizing the quotations of an independent pricing service, unless the Funds' advisor, J.P. Morgan Investment Management, Inc. ("JPMIM" or the "Advisor"), determines that use of another valuation methodology is appropriate. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movements and changes in the prices of indices, securities, and exchange rates in other markets, in determining fair value as of the time a Fund calculates its net asset value.

B. FUTURES CONTRACTS -- When a Fund enters into a futures contract, it makes an initial margin deposit in a segregated account, either in cash or liquid securities. Thereafter, the futures contract is marked to market and the Fund makes (or receives) additional cash payments daily to (or from) the broker. Changes in the value of the contract are recorded as unrealized appreciation (depreciation) until the contract is closed or settled.

Index futures contracts are used to control the asset mix of the portfolios in the most efficient manner. Short index futures contracts are used for hedging purposes, i.e. to reduce the exposure to equities. Long index futures contracts are used to gain exposure to equities, when it is anticipated that this will be more efficient than buying stocks directly.

Use of long futures contracts subjects the Fund to risk of loss in excess of amounts shown on the Statement of Assets and Liabilities up to the notional value of the futures contract. Use of short futures contracts subject the Fund to unlimited risk of loss.

The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade.

As of December 31, 2003, MMSCVF had outstanding futures contracts as listed on the Fund's Portfolio of Investments.

C. RESTRICTED AND ILLIQUID SECURITIES -- Each Fund may invest in securities that are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

D. SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is determined on the basis of coupon interest accrued using the interest method adjusted for amortization of premiums and accretion of discounts. Dividend income less foreign taxes withheld (if any) is recorded on the ex-dividend date or when the Fund first learns of the dividend.

E. ALLOCATION OF INCOME AND EXPENSES -- Expenses directly attributable to a Fund are charged to that Fund; other expenses are allocated proportionately among each of the Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis.

F. FEDERAL INCOME TAXES -- Each Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of their distributable net investment income and net realized gain on investments. In addition, the Funds intend to make distributions as required to avoid excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

G. DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these "book/tax" differences are permanent in nature, (i.e., that they result from other than timing of recognition -- "temporary differences"), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

The following amounts were reclassified within the capital accounts (amounts in thousands):

                                  ACCUMULATED           ACCUMULATED
                                 UNDISTRIBUTED         NET REALIZED
               PAID-IN         (OVERDISTRIBUTED)        GAIN (LOSS)
   FUND        CAPITAL       NET INVESTMENT INCOME    ON INVESTMENTS
--------------------------------------------------------------------
   MMSCGF       $ --              $  1,133              $  (1,133)
   MMSCVF         --                   267                   (267)

The reclassification for the MMSCGF and MMSCVF relate primarily to the character for tax purposes of current year net operating losses and distributions from investments in Real Estate Investment Trusts.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
A. INVESTMENT ADVISORY FEE -- Pursuant to the Investment Advisory Agreement, J.P. Morgan Investment Management, Inc. ("JPMIM" or the "Advisor"), acts as the investment advisor to the Funds. Prior to October 1, 2003, JPMIM was a wholly owned subsidiary of J.P. Morgan Chase & Co. On October 1, 2003, JPMIM became a wholly owned subsidiary of J.P. Morgan Fleming Asset Management Holdings Inc, which is a wholly owned subsidiary of J.P. Morgan Chase & Co. The investment advisory services and personnel providing investment advice have not changed as a result of the ownership change. The ownership change did not constitute an assignment under the 1940 Act or the Investment Advisers Act of 1940. The Advisor allocates portions of the Funds' assets to the subadvisors and is responsible for monitoring and coordinating the overall management of the Funds and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual rate of 0.85% of each Fund's average daily net assets.

State Street Research and Management Company, J. & W. Seligman & Co Inc. and UBS Global Asset Management (New York) Inc. have been engaged by the Advisor to serve as the initial subadvisors to the MMSCGF. The allocation of the assets of MMSCGF at December 31, 2003 was 31%, 33% and 36%, respectively. EARNEST Partners, LLC and ICM Asset Management have been engaged by the Advisor to serve as the initial subadvisors to the MMSCVF. The allocation of the assets of MMSCVF at December 31, 2003 was 33%, 33% and the remaining 34% has been allocated to the Advisor. Each subadvisor is paid monthly by the Advisor at an annual rate of 0.55% of the average daily net assets of each of the Funds allocated to the subadvisor. These fees are paid by the Advisor and are not expenses of the Funds.

The Funds may invest in one or more of the affiliated JPMorgan Money Market Funds. The Advisor has agreed to reimburse its advisory fee from the Funds in an amount sufficient to offset any doubling up of investment advisory, administration and shareholder servicing fees related to each Fund's investment in an affiliated money market fund.

B. DISTRIBUTION FEE -- Pursuant to a Distribution Agreement, J.P. Morgan Fund Distributors, Inc. ("JPMFD" or "Distributor"), a wholly-owned subsidiary of The BISYS Group, Inc., serves as the Trust's exclusive underwriter and promotes and arranges for the sale of each Fund's shares. JPMFD receives no compensation in its capacity as the Funds' underwriter.

C. SHAREHOLDER SERVICING FEE -- The Trust has entered into Shareholder Servicing Agreements on behalf of the Funds with JPMorgan Chase Bank ("JPMCB") under which JPMCB provides account administration and personal account maintenance services to the shareholders. For these services JPMCB will receive a fee from each Fund that is computed daily and paid monthly at an annual rate of 0.25% of the average daily net assets of each Fund.

JPMCB waived fees as outlined in Note 3.F.

D. CUSTODIAN AND ACCOUNTING FEES -- JPMCB provides portfolio accounting and custody services for the Funds. Compensation for such services is presented in the Statement of Operations as custodian fees. The custodian fees may be reduced by credits earned by each Fund, based on the uninvested cash balances held by the custodian. Such earning credits are presented separately in the Statement of Operations.

E. ADMINISTRATION FEES -- Pursuant to an agreement approved on January 21, 2003, JPMCB (the "Administrator") provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at an annual rate equal to 0.15% of the average daily net assets of each Fund.

BISYS Funds Services, L.P. ("BISYS") serves as the Funds' sub-administrator. For its services as sub-administrator, BISYS receives a portion of the fees payable to JPMCB as Administrator.

The Administrator has contractually agreed to reimburse the Funds to the extent that total operating expenses (excluding interest, taxes and extraordinary items) do exceed 1.40% of the average daily net assets of MMSCGF and MMSCVF. The expense limitation percentage on the Funds is due to expire on April 30, 2004.

The Administrator waived fees as outlined in Note 3.F.

F. WAIVERS AND REIMBURSEMENTS -- For the period ended December 31, 2003, the Funds' vendors waived fees for each of the Funds as follows (amounts in thousands):

                       CONTRACTUAL WAIVERS
            ---------------------------------------
                              SHAREHOLDER               CONTRACTUAL
   FUND     ADMINISTRATION    SERVICING       TOTAL     REIMBURSEMENTS
----------------------------------------------------------------------
   MMSCGF        $ 15           $  172        $ 187         $ --
   MMSCVF          31              178          209           --
----------------------------------------------------------------------
   Total           46              350          396           --

G. OTHER-- Certain officers of the Trust are officers of J.P. Morgan Chase & Co. or of BISYS or their subsidiaries.

During the period, certain of the Funds may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Advisor.

The funds may use related party broker/dealers. For the period ended December 31, 2003, MMSCGF and MMSCVF incurred $13 and $3, respectively, as brokerage commissions with broker/dealers affiliated with JPMCB.

The SEC has granted an exemptive order permitting each Portfolio to engage in principal transactions with J.P. Morgan Securities Inc., an affiliated broker, involving taxable money market instruments subject to certain conditions.

4. INVESTMENT TRANSACTIONS
For the period ended December 31, 2003, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

                         PURCHASES            SALES
                      (EXCLUDING U.S.    (EXCLUDING U.S.
        FUND            GOVERNMENT)        GOVERNMENT)
     ----------------------------------------------------
        MMSCGF          $ 320,138          $ 170,024
        MMSCVF            189,419             40,444

5. FEDERAL INCOME TAX MATTERS
For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at December 31, 2003, are as follows (amounts in thousands):

                                       GROSS           GROSS       NET UNREALIZED
                                    UNREALIZED      UNREALIZED     APPRECIATION/
   FUND           AGGREGATE COST   APPRECIATION    DEPRECIATION   (DEPRECIATION)
---------------------------------------------------------------------------------
   MMSCGF           $ 170,420        $ 36,144        $ (2,326)       $ 33,818
   MMSCVF             165,748          52,608            (513)         52,095

The tax character of distributions paid during the period ended December 31, 2003 are as follows (amounts in thousands)

         YEAR      ORDINARY     LONG-TERM        TOTAL
         ENDED      INCOME    CAPITAL GAIN   DISTRIBUTIONS
     --------------------------------------------------------
        MMSCGF     $ 8,168       $  --         $ 8,168
        MMSCVF       4,098         153           4,251

At December 31, 2003, the components of net assets (excluding paid in capital) on a tax basis are as follows (amounts in thousands):

                                                           MMSCGF           MMSCVF
--------------------------------------------------------------------------------------
   Current distributable ordinary income               $        3,532   $        2,120
     Plus/Less: cumulative timing differences                      --               --
                                                       --------------   --------------
   Undistributed ordinary income or
     (overdistribution of ordinary income)                      3,532            2,120
                                                       ==============   ==============
   Current distributable long-term capital
     gain or (tax basis capital loss carryover)        $            2   $          120
     Plus/Less: cumulative timing differences                      --               --
                                                       --------------   --------------
   Undistributed long-term gains/
     accumulated capital loss                                       2              120
                                                       ==============   ==============
   Unrealized appreciation (depreciation)              $       33,818   $       52,095
                                                       ==============   ==============

For the MMSCGF the difference between book basis and tax basis unrealized appreciation/(depreciation) is primarily attributed to wash sales and basis adjustments in REITS. For MMSCVF, the difference between book basis and tax basis unrealized appreciation/(depreciation) is primarily attributed to wash sales, basis adjustment in REITS and mark to market of futures.

6. CONCENTRATIONS AND INDEMNIFICATIONS

From time to time, the Funds may have a concentration of several shareholders which may be a related party, holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Funds.

In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote. Because each Subadvisor makes investment decisions independently, it is possible that the stock selection process of the investment managers may not complement one another. As a result, the Fund's exposure to a given stock, industry or market capitalization could unintentionally be smaller or larger than intended.

7. SUBSEQUENT EVENT

On January 14, 2004, J. P. Morgan Chase and Co. and Bank One Corp. announced they have entered into an agreement and plan of merger. The merger is subject to the approval of the shareholders of both institutions as well as U.S. federal and state and foreign regulatory authorities. Completion of the transaction is expected to occur in mid-2004.

JPMORGAN FUNDS

Financial Highlights

                                                                          MULTI-MANAGER      MULTI-MANAGER
                                                                            SMALL CAP          SMALL CAP
                                                                           GROWTH FUND         VALUE FUND
                                                                          -------------      -------------
                                                                            2/28/03*           2/28/03*
                                                                            THROUGH            THROUGH
PER SHARE OPERATING PERFORMANCE:                                            12/31/03           12/31/03
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                      $       10.00      $       10.00
----------------------------------------------------------------------------------------------------------
   Income from investment operations:

      Net investment income (loss)                                                (0.11)@            (0.02)@
      Net gains or losses on securities (both realized and unrealized)             4.86               5.81
                                                                          -------------      -------------
      Total from investment operations                                             4.75               5.79
                                                                          -------------      -------------
   Less distributions:
      Distributions from capital gains                                             0.60               0.32
                                                                          -------------      -------------
Net asset value, end of period                                            $       14.15      $       15.47
----------------------------------------------------------------------------------------------------------
TOTAL RETURN (b)                                                                  47.78%             58.01%
==========================================================================================================
RATIOS/SUPPLEMENTAL DATA:

      Net assets, end of period (millions)                                $         201      $         215
----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS: #

      Net expenses                                                                 1.40%              1.40%
----------------------------------------------------------------------------------------------------------
      Net investment income (loss)                                                (1.02%)            (0.21%)
----------------------------------------------------------------------------------------------------------
      Expenses without waivers and earnings credits                                1.56%              1.58%
----------------------------------------------------------------------------------------------------------
      Net investment income (loss) without waivers and earnings credits           (1.18%)            (0.39%)
----------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE (b)                                                         138%                34%
----------------------------------------------------------------------------------------------------------

  * Commencement of offering of class of shares.
  @ Calculated based upon average shares outstanding.
(b) Not annualized for periods less than one year.
  # Short periods have been annualized.

                       See notes to financial statements.

JPMORGAN FUNDS

Report of Independent Auditors

To the Trustees of J.P. Morgan Fleming Series Trust and Shareholders of JPMorgan Multi-Manager Small Cap Growth Fund and JPMorgan Multi-Manager Small Cap Value Fund

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of JPMorgan Multi-Manager Small Cap Growth Fund and JPMorgan Multi-Manager Small Cap Value Fund (two portfolios of J.P. Morgan Fleming Series Trust and hereafter referred to as the "Funds") at December 31, 2003, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the period February 28, 2003 (commencement of operations) through December 31, 2003, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
February 24, 2004

                       See notes to financial statements.

JPMORGAN FUNDS

Trustee and Officer Information (unaudited)

The following tables contain basic information regarding the Trustees and Officers, respectively that oversee operations of the Trust.

                         POSITIONS                                                  NUMBER OF PORT-        OTHER
                         HELD WITH                       PRINCIPAL                  FOLIOS IN JP MORGAN    DIRECTORSHIPS
NAME, CONTACT            JP MORGAN     TERM OF OFFICE    OCCUPATIONS                FUND COMPLEX           HELD OUTSIDE
ADDRESS AND              FUND          AND LENGTH OF     DURING PAST                OVERSEEN BY            JP MORGAN FUND
YEAR OF BIRTH            COMPLEX       TIME SERVED       5 YEARS                    TRUSTEE                COMPLEX
------------------------------------------------------------------------------------------------------------------------------------
Cheryl Ballenger;        Trustee       2 years           Mathematics Teacher,       7                      None
522 Fifth Avenue,                                        Round Lake High School;
New York, NY 10036;                                      formerly Executive Vice
1956                                                     President and Chief
                                                         Financial Officer,
                                                         Galileo International,
                                                         Inc.

John R. Rettberg;        Trustee       8 years           Retired; formerly          7                      Director of Enalasys,
522 Fifth Avenue,                                        Corporate Vice President                          Corp., Pepperdine
New York, NY 10036;                                      and Treasurer, Northrop                           University, and VLPS
1937                                                     Grumman Corporation                               Lighting Services, Inc.

John F. Ruffle;          Trustee       8 years           Retired; formerly          7                      Trustee, the John Hopkins
522 Fifth Avenue,                                        Director and Vice                                 University and Director
New York, NY 10036;                                      Chairman, J.P. Morgan                             of American Shared
1937                                                     Chase & Co.                                       Hospital Services

Kenneth Whipple, Jr.;    Trustee       8 years           Chairman and CEO, CMS      7                      Director of CMS Energy
522 Fifth Avenue,                                        Energy; formerly                                  Corporation, Consumers
New York, NY 10036;                                      Executive Vice President,                         Energy Company and AB
1934                                                     Ford Motor Company;                               Volvo
                                                         President, Ford Financial
                                                         Services Group; Chairman
                                                         & CEO, Ford Motor Credit
                                                         Company

                         POSITIONS HELD        TERM OF OFFICE
NAME, CONTACT ADDRESS    WITH EACH             AND LENGTH OF       PRINCIPAL OCCUPATIONS
AND YEAR OF BIRTH        JPMORGAN TRUST        TIME SERVED         DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
George Gatch;            President             Since 2003          Managing Director, J.P. Morgan Investment Management
522 Fifth Avenue,                                                  Inc. (JPMIM); Head of J.P. Morgan Fleming's U.S. Mutual Funds and
New York, NY 10036;                                                Financial Intermediaries Business ("FFI"); he has held
1962                                                               numerous positions throughout the firm in business
                                                                   management, marketing and sales.

Patricia A. Maleski;     Treasurer             Since 2003          Vice President, JPMIM.; Head of FFI and U.S. Institutional Funds
522 Fifth Avenue,                                                  Administration and Board Liaison. Prior to joining J.P. Morgan
New York, NY 10036;                                                Chase in 2001, she was the Vice President of Finance for the
1960                                                               Pierpont Group, Inc., a service provider to the board of
                                                                   trustees of the heritage JPMorgan Funds.

Sharon J. Weinberg;      Secretary             Since 2003          Managing Director, JPMIM; since joining J.P. Morgan Chase in
522 Fifth Avenue,                                                  1996, she has held numerous positions throughout the asset
New York, NY 10036;                                                management business in mutual funds marketing, legal and
1959                                                               product development.

Stephen M. Ungerman;     Vice President and    Since 2003          Vice President, JPMIM; Business Head for Vehicle Services Group
522 Fifth Avenue,        Assistant Treasurer                       within Fund Administration; prior to joining J.P. Morgan Chase
New York, NY 10036;                                                in 2000, he held a number of senior management positions in
1953                                                               Prudential Insurance Co. of America's asset management
                                                                   business, including Associate General Counsel, Tax Director and
                                                                   Co-head of Fund Administration Department; Mr. Ungerman was also the Assistant Treasurer of all mutual funds managed by
                                                                   Prudential.

Judy R. Bartlett;        Vice President and    Since 2003          Vice President and Assistant General Counsel, JPMIM, since
522 Fifth Avenue,        Assistant Secretary                       September 2000; from August 1998 through August 2000, she was an
New York, NY 10036;                                                attorney at New York Life Insurance Company where she served
1965                                                               as Assistant Secretary for the Mainstay Funds.

Joseph J. Bertini;       Vice President and    Since 2003          Vice President and Assistant General Counsel, JPMIM.
522 Fifth Avenue,        Assistant Secretary
New York, NY 10036;
1965

Wayne H. Chan;           Vice President and    Since 2003          Vice President and Assistant General Counsel, JPMIM, since
522 Fifth Avenue,        Assistant Secretary                       September 2002; Mr.Chan was an associate at the law firm of
New York, NY 10036;                                                Shearman and Sterling LLP from May 2001 through September
1965                                                               2002; Swidler Berlin Shereff Friedman LLP from June 1999
                                                                   through May 2001 and Whitman Breed Abbott & Morgan LLP from
                                                                   September 1997 through May 1999.

Thomas J. Smith          Vice President and    Since 2003          Managing Director, Head of Compliance for J.P. Morgan Chase &
522 Fifth Avenue,        Assistant Secretary                       Co.'s asset management business in the Americas.
New York, NY 10036;
1955

Paul M. DeRusso          Assistant Treasurer   Since 2003          Vice President, JPMIM; Manger of the Budgeting and Expense Group
522 Fifth Avenue,                                                  of Funds Administration Group.
New York, NY 10036;
1954

                         POSITIONS HELD        TERM OF OFFICE
NAME,CONTACT ADDRESS     WITH EACH             AND LENGTH OF       PRINCIPAL OCCUPATIONS
AND YEAR OF BIRTH        JPMORGAN TRUST        TIME SERVED         DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
Lai Ming Fung            Assistant Treasurer   Since 2003          Associate, JPMIM; Budgeting Analyst for the Budgeting and
522 Fifth Avenue,                                                  Expense Group of Funds Administration Group.
New York, NY 10036;
1974

Mary D. Squires          Assistant Treasurer   Since 2003          Vice President, JPMIM; Ms. Squires has held numerous financial
522 Fifth Avenue,                                                  and operations positions supporting the J.P. Morgan Chase
New York, NY 10036;                                                organization complex.
1955

Michael Ciotola          Assistant Treasurer   Since 2003          Director of Financial Services of BISYS Fund Services, Inc.
3435 Stelzer Rd.                                                   since January 2003; held various positions within BISYS since
Columbus, OH 43219                                                 1998.
1968

Arthur A. Jensen         Assistant Treasurer   Since 2003          Vice President of Financial Services of BISYS Fund Services,
3435 Stelzer Rd.                                                   Inc. since June 2001; formerly Section Manager of Northern
Columbus, OH 43219                                                 Trust Company and Accounting Supervisor at Allstate Insurance
1966                                                               Company.

Martin R. Dean           Assistant Treasurer   Since 2003          Vice President of Regulatory Services of BISYS Fund Services,
3435 Stelzer Rd.                                                   Inc.
Columbus, OH 43219
1963

Alaina Metz              Assistant Secretary   Since 2003          Chief Administrative Officer of BISYS Fund Services, Inc.;
3435 Stelzer Rd.                                                   formerly, Supervisor of the Blue Sky Department of Alliance
Columbus, OH 43219                                                 Capital Management, L.P.
1967

Ryan M. Louvar;          Assistant Secretary   Since 2003          Counsel of Legal Services, BISYS Fund Services, Inc. since
60 State Street,                                                   2000; formerly Attorney at Hill, Farrer & Burrill LLP from
Suite 1300 Boston,                                                 1999 to 2000 and Knapp Peterson Clarke, PC from 1997 to 1999.
MA 02109;
1972

Lisa Hurley              Assistant Secretary   Since 2003          Executive Vice President and General Counsel of BISYS Fund
60 State Street,                                                   Services, Inc.
Suite 1300 Boston,
MA 02109
1955

Additional information concerning the Trustees is contained in the Statement of Additional Information and is available without charge by calling
1-800-348-4782.

TAX LETTER (UNAUDITED)


JPMORGAN MULTI-MANAGER SMALL CAP GROWTH FUND ("MMSCGF")
JPMORGAN MULTI-MANAGER SMALL CAP VALUE FUND ("MMSCVF")


Certain tax information for the JPMorgan Funds is required to be provided to shareholders based upon the Funds' income and distributions for the taxable year ended December 31, 2003. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2003. The information necessary to complete your income tax returns for the calendar year ending December 31, 2003 will be received under separate cover.

The following represents the percentage of ordinary income distributions eligible for the dividends received deduction and the dollar amount of long-term capital gains distributed by the Funds for the fiscal year ended December 31, 2003.

                                DIVIDENDS RECEIVED      LONG-TERM CAPITAL
FUND                                DEDUCTION           GAINS DISTRIBUTION
--------------------------------------------------------------------------------
MMSCGF                                 2.80%                $      --
MMSCVF                                19.17%                  153,064

For the fiscal year ended December 31, 2003, certain dividends paid by the Funds may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2003 Form 1099-DIV.

For the fiscal year ended December 31, 2003, the following represents the percentage of ordinary income distributions treated as qualified dividends:

                                     QUALIFIED
FUND                                 DIVIDENDS
--------------------------------------------------------------------------------
MMSCGF                                  3.33%
MMSCVF                                 20.54%

                      THIS PAGE IS INTENTIONALLY LEFT BLANK

JPMORGAN FAMILY OF FUNDS

U.S. EQUITY FUNDS
CAPITAL GROWTH FUND
DISCIPLINED EQUITY FUND
DIVERSIFIED FUND
DYNAMIC SMALL CAP FUND
EQUITY GROWTH FUND
EQUITY INCOME FUND
GROWTH AND INCOME FUND
MID CAP EQUITY FUND
MID CAP GROWTH FUND
MID CAP VALUE FUND
SMALL CAP EQUITY FUND
SMALL CAP GROWTH FUND
TRUST SMALL CAP EQUITY FUND
U.S. EQUITY FUND
U.S. SMALL COMPANY FUND
U.S. SMALL COMPANY OPPORTUNITIES FUND
VALUE OPPORTUNITIES FUND

INTERNATIONAL EQUITY FUNDS
FLEMING ASIA EQUITY FUND
FLEMING EMERGING MARKETS EQUITY FUND
FLEMING EUROPEAN FUND
FLEMING INTERNATIONAL EQUITY FUND
FLEMING INTERNATIONAL GROWTH FUND
FLEMING INTERNATIONAL OPPORTUNITIES FUND
FLEMING INTERNATIONAL VALUE FUND
FLEMING JAPAN FUND

SPECIALTY FUNDS
GLOBAL 50 FUND
GLOBAL HEALTHCARE FUND
MARKET NEUTRAL FUND

TAX AWARE FUNDS
FLEMING TAX AWARE INTERNATIONAL OPPORTUNITIES FUND
TAX AWARE DISCIPLINED EQUITY FUND
TAX AWARE ENHANCED INCOME FUND
TAX AWARE LARGE CAP GROWTH FUND
TAX AWARE LARGE CAP VALUE FUND
TAX AWARE SHORT-INTERMEDIATE INCOME FUND
TAX AWARE U.S. EQUITY FUND

INCOME FUNDS
BOND FUND
BOND FUND II
ENHANCED INCOME FUND
FLEMING EMERGING MARKETS DEBT FUND
GLOBAL STRATEGIC INCOME FUND
SHORT TERM BOND FUND
SHORT TERM BOND FUND II
STRATEGIC INCOME FUND
U.S. TREASURY INCOME FUND

TAXFREE FUNDS
CALIFORNIA BOND FUND
INTERMEDIATE TAX FREE INCOME FUND
NEW JERSEY TAX FREE INCOME FUND
NEW YORK INTERMEDIATE TAX FREE INCOME FUND
TAX FREE INCOME FUND

MONEY MARKET FUNDS
100% U.S. TREASURY SECURITIES MONEY MARKET FUND
CALIFORNIA TAX FREE MONEY MARKET FUND
FEDERAL MONEY MARKET FUND
LIQUID ASSETS MONEY MARKET FUND
NEW YORK TAX FREE MONEY MARKET FUND
PRIME MONEY MARKET FUND
TAX FREE MONEY MARKET FUND
TREASURY PLUS MONEY MARKET FUND
U.S. GOVERNMENT MONEY MARKET FUND

ANNUAL REPORT

JPMORGAN FUNDS ARE DISTRIBUTED BY J.P. MORGAN FUND DISTRIBUTORS, INC., WHICH IS UNAFFILIATED WITH THE JPMORGAN CHASE BANK. JPMORGAN CHASE AND ITS RESPECTIVE AFFILIATES RECEIVE COMPENSATION FROM JPMORGAN FUNDS FOR PROVIDING SERVICES TO THE FUNDS.

THIS REPORT IS SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUNDS. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY A PROSPECTUS.

TO OBTAIN A PROSPECTUS FOR ANY OF THE JPMORGAN FUNDS, CALL 1-800-348-4782. THE PROSPECTUS CONTAINS MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES. PLEASE READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

A LIST OF PORTFOLIO HOLDINGS IS AVAILABLE FIFTEEN DAYS AFTER MONTH-END UPON REQUEST. PLEASE CONTACT YOUR JPMORGAN FLEMING REPRESENTATIVE OR CALL 1-800-766-7722 TO OBTAIN FURTHER INFORMATION.

                        JPMORGAN FUNDS FULFILLMENT CENTER
                            600 NORTH BEDFORD STREET
                           EAST BRIDGEWATER, MA 02333


      (C) J.P. MORGAN CHASE & CO., 2004 ALL RIGHTS RESERVED. FEBRUARY 2004

                                                                   AN-MULTI-1203

ITEM 2. CODE OF ETHICS.

     Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

THE REGISTRANT HAS ADOPTED A CODE OF ETHICS THAT APPLIES TO THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS.

THE REGISTRANT WILL PROVIDE ANY PERSON WITHOUT CHARGE, UPON REQUEST, A COPY OF THE CODE OF ETHICS. A REQUEST MAY BE MADE BY CALLING 1-800-348-4782.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

                  (i) Has at least one audit committee financial expert serving on its audit committee; or

                  (ii) Does not have an audit committee financial expert serving on its audit committee.

THE REGISTRANT'S BOARD OF DIRECTORS HAS DETERMINED THAT THE REGISTRANT HAS AT LEAST ONE AUDIT COMMITTEE FINANCIAL EXPERT SERVING ON ITS AUDIT COMMITTEE.

         (2) If the registrant provides the disclosure required by paragraph
             (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

                  (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

                  (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

THE AUDIT COMMITTEE FINANCIAL EXPERTS ARE CHERYL BALLENGER, JOHN R. RETTBERG, JOHN F. RUFFLE AND KENNETH WHIPPLE, JR. EACH TRUSTEE IS A "NON-INTERESTED" TRUSTEE AND IS ALSO "INDEPENDENT" AS DEFINED BY THE SECURITIES AND EXCHANGE COMMISSION FOR PURPOSES OF AUDIT COMMITTEE FINANCIAL EXPERT DETERMINATIONS.

     (3) If the registrant provides the disclosure required by paragraph
             (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

NOT APPLICABLE.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $14,000 in 2002 and $131,065 in 2003.

(b) AUDIT-RELATED FEES. There were no audit-related fees for the Registrant during the Reporting Periods.

The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliates, which required pre-approval by the Audit Committee were $8,277,000 from May 6, 2003 to December 31, 2003 (prior to May 6, 2003 services provided by the Auditor were not required to be pre-approved).

(c) TAX FEES. The aggregate fees billed to the Registrant in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning ("Tax Services") were none in 2002 and $16,200 in 2003. These services consisted of review or preparation of U.S. federal, state, local and excise tax returns.

There were no fees billed for Tax Services by the Auditor to Service Affiliates which required pre-approval by the Audit Committee for the period May 6, 2003 through December 31, 2003.

(d) ALL OTHER FEES. There were no other fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, or services provided to Service Affiliates which were required to be pre-approved on or after May 6, 2003 until December 31, 2003, other than the services reported above.

(e) AUDIT COMMITTEE PRE-APPROVAL POLICIES AND PROCEDURES. In addition to pre-approving any services to be provided by the Auditor to the Registrant, the Audit Committee considers and approves any non-audit services to be provided to the Service Affiliates by the Auditor and the fees to be charged for such non-audit services. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. John F. Ruffle, a Trustee of the Registrant, has been designated as the primary member of the Audit Committee authorized to provide pre-approval to the Auditor for audit and non-audit services in accordance with the applicable pre-approval policies and procedures.

(g) NON-AUDIT FEES. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $46.4 million in 2002 and $28.3 million in 2003.

(h) AUDITOR INDEPENDENCE. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates that were not pre-approved (not requiring pre-approval) is compatible with maintaining the Auditor's independence. All services provided by the Auditor to the Registrant or to Service Affiliates that were required to be pre-approved were pre-approved as required.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

          (a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.
          (b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

NOT APPLICABLE.

ITEMS 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

NOT APPLICABLE.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

     (a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

NOT APPLICABLE.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

NOT APPLICABLE.

ITEM 10. CONTROLS AND PROCEDURES.

     (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

THE REGISTRANT'S PRINCIPAL EXECUTIVE AND PRINCIPAL FINANCIAL OFFICERS HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS OF A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES ARE REASONABLY DESIGNED TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE REQUIRED TIME PERIODS AND THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT IN THE REPORTS THAT IT FILES OR SUBMITS ON FORM N-CSR IS ACCUMULATED AND COMMUNICATED TO THE REGISTRANT'S MANAGEMENT, INCLUDING ITS PRINCIPAL EXECUTIVE AND PRINCIPAL FINANCIAL OFFICERS, AS APPROPRIATE TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE.

     (b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL HALF-YEAR (THE REGISTRANT'S SECOND FISCAL HALF-YEAR IN THE CASE OF AN ANNUAL REPORT) THAT HAVE MATERIALLY AFFECTED, OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 11. EXHIBITS.

     (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

     (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

NOT APPLICABLE - SEE ITEM 2 ABOVE.

     (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2).

CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002 ARE ATTACHED HERETO.

     (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

NOT APPLICABLE.

     (b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

CERTIFICATIONS PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002 ARE ATTACHED HERETO.

                                   SIGNATURES

                           [See General Instruction F]

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                        J.P. Morgan Fleming Series Trust
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Patricia A. Maleski
                         -------------------------------------------------------
                                    Patricia A. Maleski, Treasurer

Date                       March 5, 2004
    ----------------------------------------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Patricia A. Maleski
                         -------------------------------------------------------
                                    Patricia A. Maleski, Treasurer

Date                       March 5, 2004
    ----------------------------------------------------------------------------

By (Signature and Title)*  /s/ George C.W. Gatch
                         -------------------------------------------------------
                                    George C.W. Gatch, President

Date                       March 5, 2004
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.
________________________________________________________________________________